Schedule of Investments (unaudited)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.8%
Abacus Group	3,359,139	$2,669,609
Abacus Storage King	3,358,532	2,765,396
Accent Group Ltd.(a)	2,056,500	3,178,702
AGL Energy Ltd.	3,939,020	27,045,351
ALS Ltd.	3,016,378	27,845,344
Amotiv Ltd.	962,642	6,700,168
AMP Ltd.	17,188,388	16,056,417
Ampol Ltd.	1,509,903	27,644,106
Ansell Ltd.	894,851	18,196,569
ANZ Group Holdings Ltd.	18,666,129	380,425,132
APA Group	8,071,358	36,956,732
ARB Corp. Ltd.	548,828	14,868,520
Arena REIT	2,174,316	5,717,751
Aristocrat Leisure Ltd.	3,558,586	143,196,170
ASX Ltd.	1,190,430	50,696,851
Atlas Arteria Ltd.	6,988,964	22,373,243
AUB Group Ltd.	650,383	13,630,221
Audinate Group Ltd.(a)(b)	439,538	2,678,608
Aurizon Holdings Ltd.	11,208,851	24,853,009
Aussie Broadband Ltd.	1,377,291	3,289,087
Austal Ltd.(b)	2,320,178	5,009,784
Bank of Queensland Ltd.	3,927,294	16,798,247
Bapcor Ltd.	2,287,614	6,854,404
Beach Energy Ltd.	10,551,227	8,642,074
Bega Cheese Ltd.	1,867,507	6,294,380
Bellevue Gold Ltd.(b)	7,710,677	8,182,433
Bendigo & Adelaide Bank Ltd.	3,493,029	28,142,732
BHP Group Ltd.	31,631,446	878,802,666
BlueScope Steel Ltd.	2,736,207	36,359,759
Boss Energy Ltd. (b)	2,657,454	5,909,772
Brambles Ltd.	8,704,730	104,805,075
Breville Group Ltd.	634,715	13,192,869
Brickworks Ltd.	475,172	8,441,452
BWP Trust	3,623,407	8,184,804
Capricorn Metals Ltd.(b)	2,136,470	8,604,589
CAR Group Ltd.	2,300,339	56,659,694
Centuria Capital Group	3,787,344	4,574,625
Centuria Industrial REIT	3,764,678	7,519,572
Centuria Office REIT	1,142,615	895,481
Challenger Ltd.	3,343,114	13,240,555
Champion Iron Ltd.	2,392,463	9,182,440
Charter Hall Group	2,973,702	29,343,925
Charter Hall Long Wale REIT	4,365,056	11,119,516
Charter Hall Retail REIT	2,997,702	6,636,615
Charter Hall Social Infrastructure REIT	563,995	961,336
Clarity Pharmaceuticals Ltd.(b)	1,197,643	5,330,497
Cleanaway Waste Management Ltd.	13,252,809	23,727,713
Clinuvel Pharmaceuticals Ltd.(a)	232,768	2,167,323
Cochlear Ltd.	410,931	76,079,134
Codan Ltd./Australia	641,291	6,635,010
Coles Group Ltd.	8,402,667	96,979,324
Collins Foods Ltd.	574,818	3,138,262
Commonwealth Bank of Australia	10,425,041	972,388,669
Computershare Ltd.	3,374,372	58,334,286
Coronado Global Resources Inc.(c)	4,460,522	2,971,358
Corporate Travel Management Ltd.	813,328	6,588,742
Credit Corp. Group Ltd.	416,636	4,707,454
Cromwell Property Group	13,613,733	3,706,545
CSL Ltd.	3,022,176	567,429,221
Data#3 Ltd.	668,624	3,203,186
Security	Shares	Value
Australia (continued)
De Grey Mining Ltd.(b)	12,692,431	$12,634,988
Deep Yellow Ltd.(b)	5,584,013	4,953,841
Deterra Royalties Ltd.	2,765,178	6,689,817
Dexus	6,658,096	31,248,028
Dexus Industria REIT	540,746	956,402
Dicker Data Ltd.(a)	479,469	2,706,881
Domain Holdings Australia Ltd.	2,283,780	4,501,347
Domino's Pizza Enterprises Ltd.	420,057	9,193,175
Downer EDI Ltd.	4,111,034	15,063,009
DroneShield Ltd.(a)(b)	4,314,920	2,671,306
Eagers Automotive Ltd.	880,323	6,387,086
Elders Ltd.	996,517	5,558,624
Emerald Resources NL(b)	3,410,532	9,367,232
Endeavour Group Ltd./Australia	9,603,166	29,540,413
Evolution Mining Ltd.	12,721,033	43,614,690
EVT Ltd.	641,567	4,580,912
Firefinch Ltd., NVS(d)	5,815,203	382,698
FleetPartners Group Ltd., NVS(b)	1,556,145	2,982,756
Flight Centre Travel Group Ltd.	1,197,590	12,525,653
Fortescue Ltd.	10,569,298	132,357,711
G8 Education Ltd.	4,706,353	4,150,316
Genesis Minerals Ltd.(a)(b)	6,470,613	10,331,908
Gold Road Resources Ltd.	7,227,757	9,426,965
Goodman Group	10,681,683	255,073,157
GPT Group (The)	12,384,995	38,370,308
GrainCorp Ltd., Class A	1,363,937	8,059,486
Growthpoint Properties Australia Ltd.	829,996	1,436,015
Hansen Technologies Ltd.	729,920	2,383,609
Harvey Norman Holdings Ltd.	3,864,099	11,588,770
Healius Ltd.(a)(b)	4,063,931	4,396,365
Helia Group Ltd.	2,705,496	7,188,536
HMC Capital Ltd.	1,508,502	10,017,618
HomeCo Daily Needs REIT	10,026,319	7,951,688
HUB24 Ltd.	472,464	21,264,342
IDP Education Ltd.	1,645,278	14,978,513
IGO Ltd.	4,236,821	14,513,910
Iluka Resources Ltd.	2,664,981	10,242,132
Imdex Ltd.	2,867,810	4,871,923
Incitec Pivot Ltd.	11,948,131	23,570,283
Ingenia Communities Group	2,212,589	6,978,560
Inghams Group Ltd.	2,272,135	4,270,789
Insignia Financial Ltd.	3,632,915	7,863,184
Insurance Australia Group Ltd.	14,875,903	73,047,432
IPH Ltd.	1,560,979	5,492,465
IRESS Ltd.(b)	1,178,806	7,665,642
James Hardie Industries PLC(b)	2,719,290	86,726,993
JB Hi-Fi Ltd.	696,901	37,397,275
Johns Lyng Group Ltd.	1,311,338	3,283,452
Judo Capital Holdings Ltd.(a)(b)	4,009,323	4,927,095
Jumbo Interactive Ltd.	235,813	1,989,866
Karoon Energy Ltd.(a)	5,350,092	4,876,785
Kelsian Group Ltd.	978,320	2,504,740
Lendlease Corp. Ltd.	4,071,235	18,038,445
Leo Lithium Ltd.(a)(b)(d)	5,416,655	1,350,130
Lifestyle Communities Ltd.(a)	613,912	3,460,464
Liontown Resources Ltd.(a)(b)	9,370,488	5,006,080
Lottery Corp. Ltd. (The)	14,084,810	46,021,874
Lovisa Holdings Ltd.	406,214	7,893,164
Lynas Rare Earths Ltd.(a)(b)	5,820,762	28,927,788
MA Financial Group Ltd.(a)	301,816	1,267,337
Maas Group Holdings Ltd.(a)	238,598	733,372
Macquarie Group Ltd.	2,251,097	340,695,183

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Magellan Financial Group Ltd.	1,069,398	$7,492,221
McMillan Shakespeare Ltd.	521,785	5,007,147
Medibank Pvt Ltd.	17,310,516	40,682,867
Megaport Ltd.(a)(b)	997,566	4,527,584
Mesoblast Ltd.(a)(b)	4,502,108	3,866,698
Metcash Ltd.	6,579,957	13,198,492
Mineral Resources Ltd.(a)	1,105,434	28,406,790
Mirvac Group	24,510,459	34,264,051
Monadelphous Group Ltd.	652,763	5,381,364
Nanosonics Ltd.(a)(b)	1,590,227	3,316,323
National Australia Bank Ltd.	19,218,681	487,099,779
National Storage REIT	8,107,522	13,338,468
Netwealth Group Ltd.	784,598	14,156,217
Neuren Pharmaceuticals Ltd., NVS(b)	739,808	5,954,280
New Hope Corp. Ltd.	3,481,288	11,115,066
NEXTDC Ltd.(b)	3,932,890	42,011,437
nib holdings Ltd.	2,924,478	11,070,162
Nick Scali Ltd.	447,144	4,111,329
Nickel Industries Ltd.	11,231,504	6,635,455
Nine Entertainment Co. Holdings Ltd.	9,517,016	7,322,259
Northern Star Resources Ltd.	7,407,118	85,955,104
NRW Holdings Ltd.	2,507,488	6,319,065
Nufarm Ltd./Australia	2,091,936	5,271,600
Nuix Ltd.(b)	1,184,955	5,984,517
Objective Corp. Ltd.	41,391	438,819
oOh!media Ltd.	3,784,784	3,069,730
Orica Ltd.	3,022,318	34,330,391
Origin Energy Ltd.	10,803,864	68,216,584
Orora Ltd.	8,472,775	13,391,662
Paladin Energy Ltd.(a)(b)	1,836,003	12,087,515
Perenti Ltd.	3,727,093	2,863,357
Perpetual Ltd.	665,865	8,835,584
Perseus Mining Ltd.	9,299,604	17,386,877
PEXA Group Ltd.(b)	926,282	8,229,108
Pilbara Minerals Ltd.(a)(b)	18,063,431	33,456,848
Pinnacle Investment Management Group Ltd.	904,129	11,875,088
PolyNovo Ltd.(b)	4,250,015	5,683,631
Premier Investments Ltd.	698,578	15,372,846
Pro Medicus Ltd.(a)	372,689	47,210,485
PWR Holdings Ltd.	480,117	2,864,758
Qantas Airways Ltd.(b)	5,411,459	28,650,869
QBE Insurance Group Ltd.	9,307,814	105,086,350
Qube Holdings Ltd.	10,188,810	24,850,032
Ramelius Resources Ltd.	7,254,655	11,318,906
Ramsay Health Care Ltd.	1,150,307	30,254,893
REA Group Ltd.	335,501	49,598,762
Reece Ltd.	1,398,115	20,832,748
Region RE Ltd.	7,339,844	10,554,723
Regis Resources Ltd.(b)	5,082,487	8,952,811
Reliance Worldwide Corp. Ltd.	5,132,122	17,473,791
Resolute Mining Ltd.(b)	2,766,778	1,479,366
Rio Tinto Ltd.	2,402,063	188,604,014
Rural Funds Group(a)	767,482	940,480
Sandfire Resources Ltd.(b)	3,163,546	21,409,938
Santos Ltd.	20,559,567	91,466,670
Scentre Group	32,348,399	74,164,083
SEEK Ltd.	2,244,058	36,457,431
Seven Group Holdings Ltd.	1,265,510	34,478,976
Sigma Healthcare Ltd.(a)	8,612,401	11,057,102
Silex Systems Ltd.(b)	1,040,939	3,532,190
Sims Ltd.	1,059,569	8,805,004
SiteMinder Ltd.(b)	1,341,343	5,793,944
Security	Shares	Value
Australia (continued)
SmartGroup Corp. Ltd.	715,482	$3,630,071
Sonic Healthcare Ltd.	2,848,577	50,192,836
South32 Ltd.	28,392,497	68,089,574
Spartan Resources Ltd/Australia(b)	4,265,173	4,433,551
Stanmore Resources Ltd.	1,953,351	4,008,097
Star Entertainment Group Ltd. (The)(a)(b)	14,267,022	2,224,209
Steadfast Group Ltd.	6,813,454	24,538,350
Stockland	14,871,050	50,288,255
Suncorp Group Ltd.	7,825,178	91,791,357
Super Retail Group Ltd.	1,025,788	9,727,036
Tabcorp Holdings Ltd.	13,774,230	4,225,367
Technology One Ltd.	1,863,574	29,701,625
Telix Pharmaceuticals Ltd.(b)	1,608,878	21,984,715
Telstra Group Ltd.	25,108,162	62,856,361
Temple & Webster Group Ltd.(a)(b)	606,115	4,579,286
Transurban Group	19,188,333	159,914,510
Treasury Wine Estates Ltd.	5,111,439	37,949,082
Vault Minerals Ltd.(b)	39,552,002	10,187,349
Ventia Services Group Pty. Ltd.	5,424,159	16,290,411
Vicinity Ltd.	23,968,010	34,073,394
Viva Energy Group Ltd.(c)	6,978,271	12,004,561
Vulcan Steel Ltd.(a)	434,648	2,124,346
WA1 Resources Ltd., NVS(b)	228,124	2,009,946
Washington H Soul Pattinson & Co. Ltd.	1,482,700	32,490,818
Waypoint REIT Ltd.	4,135,948	6,738,646
WEB Travel Group Ltd.(a)(b)	2,555,402	6,710,921
Wesfarmers Ltd.	7,077,922	311,365,355
West African Resources Ltd.(b)	6,727,622	8,076,462
Westgold Resources Ltd.	6,024,159	12,680,398
Westpac Banking Corp.	21,570,837	453,026,119
Whitehaven Coal Ltd.	4,988,717	22,311,456
WiseTech Global Ltd.	1,041,894	79,994,714
Woodside Energy Group Ltd.	11,917,410	187,561,491
Woolworths Group Ltd.	7,642,205	149,888,103
Worley Ltd.	2,968,644	27,260,141
Xero Ltd.(b)	912,994	88,702,415
Yancoal Australia Ltd., NVS	2,437,147	10,428,905
Zip Co. Ltd.(b)	7,728,160	15,065,947
		9,489,373,858
Austria — 0.3%
ams-OSRAM AG(b)	619,702	6,006,916
ANDRITZ AG	415,462	25,082,715
AT&S Austria Technologie & Systemtechnik AG(a)(b)	156,190	2,867,101
BAWAG Group AG(c)	481,728	37,338,536
CA Immobilien Anlagen AG(a)	315,319	7,628,058
DO & CO AG(b)	47,089	7,304,122
Erste Group Bank AG	2,091,675	118,317,035
EVN AG	231,439	6,432,155
Immofinanz AG(a)(b)	263,246	4,278,006
Lenzing AG(a)(b)	131,207	4,501,279
Oesterreichische Post AG	211,796	6,717,173
OMV AG	911,859	37,788,037
Palfinger AG	20,535	456,398
Porr AG	21,812	344,852
Raiffeisen Bank International AG	832,362	14,910,664
Schoeller-Bleckmann Oilfield Equipment AG(a)	45,543	1,367,345
UNIQA Insurance Group AG	868,325	6,806,855
Verbund AG	418,701	34,481,788
Vienna Insurance Group AG Wiener Versicherung Gruppe	264,473	8,442,136
voestalpine AG	682,329	14,204,054

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Austria (continued)
Wienerberger AG	701,030	$21,171,888
		366,447,113
Belgium — 1.1%
Ackermans & van Haaren NV	136,707	27,840,673
Aedifica SA	294,023	18,981,458
Ageas SA	972,809	50,769,281
Anheuser-Busch InBev SA	5,573,390	330,453,899
Argenx SE(b)	371,191	218,874,830
Barco NV	449,944	5,595,092
Bekaert SA	252,870	9,240,942
bpost SA	580,366	1,518,260
Cofinimmo SA	216,098	13,644,386
Colruyt Group NV(a)	304,490	14,208,864
Deme Group NV	48,292	7,383,286
D'ieteren Group	149,938	32,461,096
Elia Group SA	203,020	19,318,523
Fagron	492,720	9,973,024
Galapagos NV(b)	273,080	7,290,278
Groupe Bruxelles Lambert NV	594,484	42,954,242
KBC Ancora	279,844	14,204,285
KBC Group NV	1,477,060	107,590,763
Kinepolis Group NV(a)	104,051	4,387,626
Lotus Bakeries NV	2,505	32,835,808
Melexis NV	132,201	8,633,840
Montea NV	92,644	6,783,990
Ontex Group NV(a)(b)	421,246	3,544,373
Proximus SADP	836,761	6,089,149
Recticel SA	157,440	2,067,789
Retail Estates NV	59,194	3,995,780
Shurgard Self Storage Ltd.	162,888	6,975,539
Sofina SA	95,136	23,324,940
Solvay SA	442,310	17,994,997
Syensqo SA	462,065	35,844,806
Tessenderlo Group SA(a)	251,853	6,827,123
UCB SA	791,118	152,328,517
Umicore SA	1,252,847	15,083,497
VGP NV	83,787	7,046,424
Warehouses De Pauw CVA	1,090,615	25,955,208
Xior Student Housing NV	183,290	6,157,680
		1,298,180,268
China — 0.0%
OSL Group Ltd.(a)(b)	1,309,068	1,211,634
Denmark — 3.2%
ALK-Abello A/S(b)	892,927	20,908,238
Alm Brand A/S	5,530,490	10,767,076
Ambu A/S, Class B(b)	1,166,117	21,638,962
AP Moller - Maersk A/S, Class A	17,212	26,247,249
AP Moller - Maersk A/S, Class B, NVS	29,009	45,885,368
Bavarian Nordic A/S(b)	485,937	15,299,362
Carlsberg A/S, Class B	583,874	64,526,052
cBrain A/S(a)	60,431	1,551,905
Chemometec A/S	98,832	5,802,736
Coloplast A/S, Class B	801,316	100,365,301
D/S Norden A/S	150,898	5,212,497
Danske Bank A/S	4,230,409	125,089,129
Demant A/S(b)	616,871	22,784,878
DFDS A/S	222,254	5,082,970
DSV A/S	1,272,755	278,612,998
FLSmidth & Co. A/S	307,461	16,095,875
Genmab A/S(b)	400,291	89,648,063
GN Store Nord A/S(a)(b)	843,417	16,581,138
Security	Shares	Value
Denmark (continued)
H Lundbeck A/S	1,631,291	$10,623,522
H Lundbeck A/S, Class A	408,618	2,133,138
ISS A/S(a)	936,757	18,105,294
Jyske Bank A/S, Registered	290,202	20,357,911
Matas A/S	319,524	5,721,865
Netcompany Group A/S(a)(b)(c)	276,052	13,175,774
Nilfisk Holding A/S(b)	101,370	1,702,865
NKT A/S(b)	338,434	31,730,549
Novo Nordisk A/S, Class B	20,092,154	2,253,636,246
Novonesis (Novozymes) B, Class B	2,254,638	141,685,395
NTG Nordic Transport Group A/S, Class A(b)	37,505	1,525,087
Orsted A/S(a)(b)(c)	1,172,911	69,033,563
Pandora A/S	524,586	79,315,369
Per Aarsleff Holding A/S	147,218	8,683,560
Ringkjoebing Landbobank A/S	191,911	31,741,116
Rockwool A/S, Class B	57,441	24,857,597
Royal Unibrew A/S	309,782	23,305,483
Scandinavian Tobacco Group A/S, Class A(c)	410,024	6,158,357
Schouw & Co. A/S	86,065	7,156,335
Spar Nord Bank A/S	600,681	11,578,700
Svitzer Group A/S, NVS(b)	94,925	3,297,165
Sydbank A/S	379,894	18,130,493
TORM PLC, Class A	299,315	7,865,287
Tryg A/S	2,096,583	49,480,928
Vestas Wind Systems A/S(b)	6,294,935	119,964,633
Zealand Pharma A/S(b)	408,785	47,191,143
		3,880,257,172
Finland — 1.1%
Cargotec OYJ, Class B	255,355	15,438,032
Citycon OYJ	609,853	2,361,635
Elisa OYJ	892,517	42,483,751
Finnair OYJ(a)(b)	173,862	441,093
Fortum OYJ	2,811,542	41,511,627
Huhtamaki OYJ	617,726	24,211,612
Kalmar OYJ, Class B(b)	255,578	7,958,934
Kemira OYJ	707,717	15,026,868
Kempower OYJ(a)(b)	106,686	1,159,316
Kesko OYJ, Class B	1,713,808	36,809,539
Kojamo OYJ(b)	810,769	7,981,687
Kone OYJ, Class B	2,120,624	116,288,653
Konecranes OYJ	425,669	29,386,201
Mandatum OYJ	2,770,273	12,792,821
Marimekko OYJ(a)	59,576	828,192
Metsa Board OYJ, Class B	1,220,337	6,565,170
Metso OYJ	4,065,913	38,695,935
Neste OYJ	2,656,555	42,653,669
Nokia OYJ	33,092,337	156,593,593
Nokian Renkaat OYJ	776,444	6,444,360
Nordea Bank Abp	19,511,700	228,423,098
Orion OYJ, Class B	688,392	33,433,844
Outokumpu OYJ	2,203,887	7,928,375
Puuilo OYJ	212,375	2,131,075
QT Group OYJ(b)	121,626	9,265,567
Revenio Group OYJ	125,447	4,025,421
Sampo OYJ, Class A	2,804,198	124,340,983
Sampo OYJ, Class A(b)	337,260	14,847,260
Stora Enso OYJ, Class R	3,668,750	40,941,220
TietoEVRY OYJ	611,527	11,374,722
Tokmanni Group Corp.	201,429	2,296,214
UPM-Kymmene OYJ	3,330,979	98,019,264
Valmet OYJ	967,726	24,794,528
Wartsila OYJ Abp	3,156,144	60,447,847

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
YIT OYJ(b)	1,121,491	$3,188,018
		1,271,090,124
France — 10.1%
Accor SA	1,221,322	55,407,939
Aeroports de Paris SA	238,023	28,316,931
Air France-KLM, NVS(a)(b)	713,408	7,057,551
Air Liquide SA	3,593,645	644,345,061
Airbus SE	3,690,658	562,977,389
Alstom SA(b)	2,152,376	47,344,654
Altarea SCA(a)	19,943	2,190,993
Alten SA	186,041	15,737,225
Amundi SA(c)	352,663	25,569,497
Antin Infrastructure Partners SA	203,212	2,338,219
Aperam SA	308,603	8,399,516
ArcelorMittal SA	3,040,395	75,201,995
Arkema SA	358,271	31,571,595
Aubay	3,120	152,720
AXA SA	11,227,416	421,558,989
Beneteau SACA(a)	174,850	1,923,445
BioMerieux	252,914	28,306,993
BNP Paribas SA	6,370,567	435,071,387
Bollore SE	4,361,958	27,231,590
Bouygues SA	1,314,139	42,238,426
Bureau Veritas SA	1,968,493	62,430,607
Capgemini SE	973,201	168,831,680
Carmila SA	372,615	7,016,747
Carrefour SA	3,596,749	57,119,709
Cie de Saint-Gobain SA	2,845,157	258,012,780
Cie Generale des Etablissements Michelin SCA	4,214,240	142,422,370
Cie. des Alpes	15,118	247,351
Coface SA	701,116	11,306,330
Covivio SA/France	314,036	17,865,312
Credit Agricole SA	6,553,589	100,453,940
Danone SA	4,010,654	286,515,142
Dassault Aviation SA	124,281	25,093,997
Dassault Systemes SE	4,142,467	141,776,604
Derichebourg SA	755,779	4,291,734
Edenred SE	1,545,132	49,973,662
Eiffage SA	449,115	41,800,763
Elior Group SA(b)(c)	767,737	3,515,531
Elis SA	1,151,532	26,196,490
Engie SA	11,335,535	190,000,680
Equasens(a)	30,470	1,617,033
Eramet SA	56,116	3,316,189
Esker SA	31,765	9,055,531
EssilorLuxottica SA	1,852,557	434,531,846
Esso SA Francaise	12,992	1,467,967
Etablissements Maurel et Prom SA	373,904	1,962,509
Eurazeo SE	279,445	21,314,044
Eurofins Scientific SE	842,814	41,569,230
Euronext NV(c)	509,209	56,183,354
Eutelsat Communications SACA(a)(b)	983,803	4,111,446
Fnac Darty SA(a)	114,172	3,203,399
Forvia SE	938,012	8,948,471
Gaztransport Et Technigaz SA	222,832	32,421,849
Gecina SA	281,356	30,067,963
Getlink SE	2,114,195	35,929,984
Hermes International SCA	197,649	449,206,912
ICADE	195,555	5,114,930
ID Logistics Group SACA(b)	15,293	6,824,659
Imerys SA	225,416	7,317,573
Interparfums SA	134,736	6,153,893
Security	Shares	Value
France (continued)
Ipsen SA	232,683	$28,365,777
IPSOS SA	257,767	12,657,864
JCDecaux SE(b)	367,616	6,942,329
Kaufman & Broad SA	61,976	2,295,456
Kering SA	464,304	115,969,422
Klepierre SA	1,362,336	43,556,053
La Francaise des Jeux SAEM(c)	638,229	27,281,254
Legrand SA	1,646,499	185,837,666
LISI SA	126,638	3,082,624
L'Oreal SA	1,498,712	562,271,947
LVMH Moet Hennessy Louis Vuitton SE	1,716,055	1,142,412,715
Mercialys SA	564,970	6,665,772
Mersen SA	178,062	4,154,719
Metropole Television SA	236,980	2,993,839
Neoen SA(c)	444,715	19,133,108
Nexans SA	195,239	27,177,784
Nexity SA(a)(b)	290,554	4,538,743
Opmobility	400,279	3,934,477
Orange SA	11,312,558	124,276,361
Orpea SA, NVS(a)(b)	443,348	2,970,573
Pernod Ricard SA	1,263,561	157,652,671
Peugeot Invest SA	39,383	3,254,161
Pierre & Vacances SA, NVS(a)(b)	808,313	1,257,536
Pluxee NV, NVS(b)	567,637	11,947,202
Publicis Groupe SA	1,416,093	150,507,080
Quadient SA	245,983	4,328,484
Remy Cointreau SA	138,624	8,723,710
Renault SA	1,191,697	54,525,409
Rexel SA	1,430,301	39,406,853
Rubis SCA	578,523	14,175,020
Safran SA	2,132,017	482,615,229
Sanofi SA	7,104,565	750,808,785
Sartorius Stedim Biotech	180,435	36,195,765
Schneider Electric SE	3,407,918	882,816,548
SCOR SE	924,310	19,886,395
SEB SA	153,904	16,259,140
Seche Environnement SACA, NVS	13,846	1,376,267
SES SA, Class A	2,165,531	8,654,676
Societe BIC SA	147,167	10,767,271
Societe Generale SA	4,465,475	128,254,966
Sodexo SA	541,945	47,042,148
SOITEC(b)	162,950	12,903,524
Sopra Steria Group SACA	98,105	18,867,953
SPIE SA	878,160	31,783,714
STMicroelectronics NV	4,208,063	114,385,345
Technip Energies NV	958,101	23,921,228
Teleperformance SE	345,924	36,668,588
Television Francaise 1 SA	420,837	3,491,692
Thales SA	616,715	99,413,526
TotalEnergies SE	13,433,864	843,050,795
Trigano SA	65,650	8,975,219
Ubisoft Entertainment SA(b)	586,724	8,841,672
Unibail-Rodamco-Westfield, New	739,986	60,510,340
Valeo SE	1,310,497	12,740,836
Vallourec SACA(b)	1,024,409	16,866,134
Valneva SE(a)(b)	911,095	2,575,929
Veolia Environnement SA	4,277,483	135,808,737
Verallia SA(c)	440,412	12,701,005
Vicat SACA	94,365	3,496,303
Vinci SA	3,108,490	348,215,171
Virbac SACA	31,100	11,820,146
Vivendi SE	4,411,642	47,140,740

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Voltalia SA(a)(b)	186,272	$1,726,042
VusionGroup(a)	46,369	7,289,456
Wavestone	47,492	2,528,027
Wendel SE	151,011	15,008,546
Worldline SA/France(a)(b)(c)	1,460,838	10,355,101
X-Fab Silicon Foundries SE(a)(b)(c)	305,378	1,455,645
		12,267,647,539
Germany — 8.0%
1&1 AG	264,384	3,714,318
About You Holding SE(a)(b)	137,551	458,589
Adesso SE(a)	18,146	1,324,201
adidas AG	1,014,045	242,854,838
Adtran Networks SE	106,509	2,266,127
Aixtron SE	711,217	11,293,060
Allianz SE, Registered	2,435,845	766,816,673
Amadeus Fire AG	22,092	1,886,832
Aroundtown SA(b)	5,164,578	15,377,665
Atoss Software SE	44,900	5,905,908
Aurubis AG(a)	198,908	15,641,610
Auto1 Group SE(a)(b)(c)	651,904	6,689,928
BASF SE	5,563,847	270,473,136
Bayer AG, Registered	6,147,664	165,660,583
Bayerische Motoren Werke AG	1,949,544	153,694,229
BayWa AG(a)(b)	94,506	1,038,269
Bechtle AG(a)	500,823	17,100,290
Befesa SA(c)	232,431	5,413,130
Beiersdorf AG	639,426	86,318,510
Bilfinger SE	211,969	10,188,715
Borussia Dortmund GmbH & Co. KGaA(a)(b)	580,447	2,165,458
Brenntag SE	839,402	54,756,748
CANCOM SE	228,833	6,110,627
Carl Zeiss Meditec AG, Bearer(a)	254,191	16,001,816
Ceconomy AG(b)	775,620	2,496,413
Cewe Stiftung & Co. KGaA(a)	52,725	5,668,220
Commerzbank AG	6,373,703	113,041,562
CompuGroup Medical SE & Co. KgaA(a)	162,030	2,409,080
Continental AG	684,930	42,746,693
Covestro AG(b)(c)	1,189,179	75,318,336
CTS Eventim AG & Co. KGaA	392,333	41,200,903
CureVac NV(a)(b)	583,136	1,640,316
Daimler Truck Holding AG	3,164,040	130,835,026
Datagroup SE	2,288	104,850
Delivery Hero SE, Class A(b)(c)	1,180,810	50,127,843
Dermapharm Holding SE	112,071	3,806,934
Deutsche Bank AG, Registered	11,804,932	200,563,063
Deutsche Boerse AG	1,184,616	275,160,558
Deutsche Lufthansa AG, Registered	3,700,147	25,711,826
Deutsche Pfandbriefbank AG(a)(b)(c)	805,220	4,572,919
Deutsche Post AG, Registered	6,340,875	254,709,887
Deutsche Telekom AG, Registered	21,731,340	657,014,720
Deutz AG	916,532	4,075,636
Duerr AG	333,803	7,735,571
E.ON SE	14,031,445	189,355,314
Eckert & Ziegler SE	94,394	4,049,952
Elmos Semiconductor SE	48,345	2,888,409
Encavis AG, NVS(a)(b)	795,784	15,107,951
Energiekontor AG	32,182	1,715,690
Evonik Industries AG(a)	1,616,348	35,622,980
Evotec SE(a)(b)	989,304	7,651,211
Fielmann Group AG	149,236	7,506,542
flatexDEGIRO AG	476,991	7,007,003
Security	Shares	Value
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide(b)	229,821	$12,436,170
Freenet AG	768,802	22,849,100
Fresenius Medical Care AG & Co. KGaA	1,281,340	50,158,005
Fresenius SE & Co. KGaA(b)	2,652,135	96,831,131
GEA Group AG	1,036,067	51,032,336
Gerresheimer AG	215,797	18,174,374
GFT Technologies SE(a)	89,126	1,965,585
Grand City Properties SA(b)	581,936	7,713,153
Grenke AG	167,488	3,309,373
Hamborner REIT AG	639,710	4,521,590
Hamburger Hafen und Logistik AG, NVS	158,486	2,772,829
Hannover Rueck SE	376,208	98,789,916
Heidelberg Materials AG	860,884	94,816,962
HelloFresh SE(a)(b)	1,029,551	11,402,321
Henkel AG & Co. KGaA	603,692	47,082,945
Hensoldt AG	397,486	13,524,234
Hornbach Holding AG & Co. KGaA	58,937	5,156,516
Hugo Boss AG	358,022	16,482,648
Hypoport SE(a)(b)	29,830	7,004,337
Infineon Technologies AG	8,139,369	257,404,555
Jenoptik AG	344,418	8,080,218
JOST Werke SE(c)	34,845	1,640,753
K+S AG, Registered(a)	1,139,472	13,836,387
KION Group AG	444,077	17,242,380
Kloeckner & Co. SE	419,164	2,140,486
Knorr-Bremse AG	463,691	38,250,274
Kontron AG(a)	327,594	5,516,537
Krones AG	97,973	12,761,591
Lanxess AG	539,383	15,663,766
LEG Immobilien SE	467,544	44,167,683
MBB SE	694	81,346
Mercedes-Benz Group AG	4,707,602	285,989,875
Merck KGaA	808,438	133,655,214
METRO AG	914,777	4,309,147
MTU Aero Engines AG	338,571	110,658,908
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	842,877	431,030,609
Nagarro SE(a)(b)	51,401	5,021,449
Nemetschek SE	360,681	38,864,146
Nordex SE(a)(b)	801,397	11,420,339
Norma Group SE	216,449	3,004,245
Patrizia SE(a)	346,251	2,926,480
Pfeiffer Vacuum Technology AG	41,878	7,006,019
PNE AG(a)	164,427	2,114,812
ProSiebenSat.1 Media SE(a)	1,001,914	6,167,266
Puma SE	666,373	30,386,443
Qiagen NV, NVS	1,375,463	58,290,015
Rational AG	32,228	31,560,940
Redcare Pharmacy NV(a)(b)(c)	96,770	14,820,253
RENK Group AG(b)	351,100	7,055,278
Rheinmetall AG	273,934	141,030,933
RWE AG	3,963,982	128,470,988
SAF-Holland SE	256,875	3,973,598
Salzgitter AG(a)	168,363	2,571,380
SAP SE	6,511,326	1,520,296,196
Schaeffler AG(a)(b)	1,216,075	6,075,553
Schott Pharma AG & Co. KGaA(a)	213,828	6,912,616
Scout24 SE(c)	474,755	41,011,846
Secunet Security Networks AG	9,258	1,081,560
SGL Carbon SE(a)(b)	458,814	2,341,423
Siemens AG, Registered	4,745,194	923,176,559

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Siemens Energy AG(b)	3,989,690	$163,868,897
Siemens Healthineers AG(c)	1,776,784	92,756,047
Siltronic AG(a)	118,645	6,739,623
Sixt SE(a)	90,986	7,206,793
SMA Solar Technology AG(a)	111,057	1,943,311
Stabilus SE	156,156	6,182,111
Steico SE(a)(b)	30,090	729,888
Stratec SE(a)	45,530	1,777,957
Stroeer SE & Co. KGaA	224,504	13,321,187
Suedzucker AG(a)	453,704	5,443,487
SUESS MicroTec SE	121,424	7,265,417
Symrise AG, Class A	837,290	100,751,642
TAG Immobilien AG(b)	1,113,528	18,511,059
Takkt AG	218,741	2,136,661
Talanx AG(b)	393,637	30,336,892
TeamViewer SE(b)(c)	925,241	13,329,292
thyssenkrupp AG	3,074,837	10,733,676
TUI AG(b)	2,867,119	23,900,530
United Internet AG, Registered(e)	576,875	11,810,596
Verbio SE(a)	131,406	2,020,200
Vonovia SE	4,628,577	151,751,304
Vossloh AG	74,638	3,612,239
Wacker Chemie AG	114,248	9,609,736
Wacker Neuson SE(a)	221,859	3,420,735
Zalando SE(b)(c)	1,395,785	42,254,144
		9,708,443,683
Hong Kong — 2.0%
AIA Group Ltd.	69,617,200	549,441,122
ASMPT Ltd.	1,973,400	21,393,313
Bank of East Asia Ltd. (The)	7,099,200	8,812,246
BOC Hong Kong Holdings Ltd.	22,796,000	74,422,792
Brightoil Petroleum Holdings Ltd.(d)	6,240,000	8
Cafe de Coral Holdings Ltd.	1,634,000	1,752,833
CITIC Telecom International Holdings Ltd.	13,867,000	3,975,138
CK Asset Holdings Ltd.	12,086,016	49,407,209
CK Hutchison Holdings Ltd.	16,619,516	87,404,166
CK Infrastructure Holdings Ltd.	4,073,500	28,825,634
CLP Holdings Ltd.	10,400,000	88,343,808
Cowell e Holdings Inc.(a)(b)	1,669,000	5,150,374
Dah Sing Banking Group Ltd.	3,426,400	3,226,732
Dah Sing Financial Holdings Ltd.	984,000	3,208,035
E-Commodities Holdings Ltd.	8,990,000	1,653,658
ESR Group Ltd.(c)	11,418,200	15,479,819
First Pacific Co. Ltd.	15,490,250	8,710,533
Fortune REIT	8,882,000	4,630,242
Futu Holdings Ltd., ADR(b)	371,896	35,326,401
Galaxy Entertainment Group Ltd.	13,745,000	61,173,185
Guotai Junan International Holdings Ltd.(a)	26,922,000	3,976,758
Hang Lung Properties Ltd.	11,542,000	9,694,850
Hang Seng Bank Ltd.	4,729,900	57,856,993
Health and Happiness H&H International Holdings Ltd.	1,099,500	1,439,769
Henderson Land Development Co. Ltd.	8,787,570	28,178,961
HKBN Ltd.	5,305,000	2,336,471
HKT Trust & HKT Ltd., Class SS	23,860,200	29,651,202
Hong Kong & China Gas Co. Ltd.	70,837,864	54,868,578
Hong Kong Exchanges & Clearing Ltd.	7,456,900	298,576,899
Hongkong Land Holdings Ltd.	6,929,200	29,709,555
Hsin Chong Group Holdings Ltd.(d)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	14,314,000	1,749,180
Hysan Development Co. Ltd.	3,219,000	5,221,060
Security	Shares	Value
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	983,500	$37,864,750
Johnson Electric Holdings Ltd.	2,458,750	3,732,379
JS Global Lifestyle Co. Ltd.(c)	8,926,500	1,797,235
Kerry Logistics Network Ltd.	2,811,887	2,636,788
Kerry Properties Ltd.	3,477,500	7,345,241
Link REIT	16,145,619	75,229,176
Luk Fook Holdings International Ltd.	1,674,000	3,207,271
Man Wah Holdings Ltd.	10,222,800	7,427,251
Melco International Development Ltd.(a)(b)	5,582,000	3,434,130
Melco Resorts & Entertainment Ltd., ADR(a)(b)	1,414,968	9,508,585
MTR Corp. Ltd.	9,654,000	35,125,041
New World Development Co. Ltd.(a)	8,879,000	8,924,001
NWS Holdings Ltd.	9,085,166	9,372,067
Pacific Basin Shipping Ltd.(a)	32,402,000	8,924,040
PAX Global Technology Ltd.	2,999,000	1,990,564
PCCW Ltd.	27,387,000	15,042,576
Power Assets Holdings Ltd.	8,799,500	58,615,807
Realord Group Holdings Ltd.(a)(b)	2,558,000	2,441,487
Sands China Ltd.(b)	15,226,800	38,741,205
Shangri-La Asia Ltd.	11,296,000	8,159,776
Sino Land Co. Ltd.	22,274,000	22,290,882
SITC International Holdings Co. Ltd.	8,453,000	23,921,226
SJM Holdings Ltd.(a)(b)	15,387,000	5,291,152
SmarTone Telecommunications Holdings Ltd.	2,561,000	1,394,883
Stella International Holdings Ltd.	2,603,000	4,859,078
Sun Hung Kai Properties Ltd.	8,952,000	96,931,945
SUNeVision Holdings Ltd.	2,109,000	1,055,081
Swire Pacific Ltd., Class A	2,943,500	24,653,787
Techtronic Industries Co. Ltd.	8,606,500	124,496,852
Theme International Holdings Ltd.	24,500,000	1,226,459
United Energy Group Ltd.(a)	49,274,000	2,059,923
United Laboratories International Holdings Ltd. (The)	5,984,000	8,122,610
Vitasoy International Holdings Ltd.(a)	4,600,000	5,202,738
Viva Goods Co. Ltd.	20,624,000	1,618,276
VSTECS Holdings Ltd.	2,788,000	1,612,084
VTech Holdings Ltd.	1,011,800	7,531,711
WH Group Ltd.(c)	52,849,000	41,133,247
Wharf Holdings Ltd. (The)	6,434,407	18,231,241
Wharf Real Estate Investment Co. Ltd.	10,177,000	30,598,070
Wynn Macau Ltd.	9,796,400	7,730,995
Xinyi Glass Holdings Ltd.	10,867,000	12,340,412
Yue Yuen Industrial Holdings Ltd.	4,899,500	10,299,364
		2,367,718,920
Ireland — 0.3%
AIB Group PLC	10,309,609	55,270,243
Bank of Ireland Group PLC	6,074,486	56,299,591
Cairn Homes PLC	3,780,742	8,841,352
Dalata Hotel Group PLC	1,378,155	6,464,139
Glanbia PLC	1,087,671	18,042,488
Glenveagh Properties PLC(b)(c)	1,631,171	2,853,957
Irish Residential Properties REIT PLC	1,732,705	1,639,732
Kerry Group PLC, Class A	941,135	93,996,211
Kingspan Group PLC	942,650	83,242,501
Uniphar PLC(b)	988,417	2,458,582
		329,108,796
Israel — 1.1%
Africa Israel Residences Ltd.(a)	36,147	2,520,525
Airport City Ltd.(b)	544,772	8,276,130
Alony Hetz Properties & Investments Ltd.	1,044,910	8,442,708
Amot Investments Ltd.	1,298,334	6,316,000

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Ashtrom Group Ltd.(a)(b)	161,359	$2,466,526
Azorim-Investment Development & Construction Co. Ltd.(a)(b)	109,767	579,110
Azrieli Group Ltd.	278,979	21,297,477
Bank Hapoalim BM	7,908,939	82,405,144
Bank Leumi Le-Israel BM	9,476,739	96,279,173
Bezeq The Israeli Telecommunication Corp. Ltd.	13,237,149	16,964,253
Big Shopping Centers Ltd.(b)	88,376	10,566,044
Blue Square Real Estate Ltd.	6,905	555,129
Camtek Ltd./Israel	188,968	14,985,650
Cellcom Israel Ltd.(b)	685,452	3,233,720
Cellebrite DI Ltd.(a)(b)	409,270	7,428,250
Check Point Software Technologies Ltd.(b)	563,942	97,680,394
Clal Insurance Enterprises Holdings Ltd.(a)(b)	419,174	8,032,283
CyberArk Software Ltd.(b)	272,585	75,375,204
Danel Adir Yeoshua Ltd.(a)	34,921	3,495,567
Danya Cebus Ltd.(a)	45,866	1,165,254
Delek Automotive Systems Ltd.	341,183	2,111,700
Delek Group Ltd.(a)	63,234	7,448,612
Delta Galil Ltd.	47,922	2,138,073
Elbit Systems Ltd.	171,999	39,397,931
Elco Ltd.(a)	20,036	615,221
Electra Consumer Products 1970 Ltd.(a)(b)	76,099	1,521,672
Electra Ltd./Israel(a)	10,856	4,932,800
Electra Real Estate Ltd.(a)	69,256	742,075
Energix-Renewable Energies Ltd.(a)	1,891,775	6,582,658
Enlight Renewable Energy Ltd.(b)	784,265	12,451,207
Equital Ltd.(a)(b)	128,488	4,644,582
Fattal Holdings 1998 Ltd.(a)(b)	40,652	5,116,675
FIBI Holdings Ltd.(a)	104,303	4,876,424
First International Bank Of Israel Ltd. (The)	460,194	20,420,875
Fiverr International Ltd.(a)(b)	229,253	6,707,943
Formula Systems 1985 Ltd.(a)	50,161	4,294,230
Fox Wizel Ltd.(a)	51,010	3,744,683
G City Ltd.	881,398	3,275,222
Gav-Yam Lands Corp. Ltd.	0	2
Global-e Online Ltd.(a)(b)	637,877	24,519,992
Harel Insurance Investments & Financial Services Ltd.(a)	1,043,136	10,876,744
Hilan Ltd.	56,533	3,099,482
ICL Group Ltd.	4,816,341	19,771,809
Inmode Ltd.(a)(b)	512,933	8,760,896
Isracard Ltd.	1,091,044	4,227,331
Israel Canada T.R Ltd.(a)	897,457	3,362,164
Israel Corp Ltd.(a)	29,880	6,527,773
Israel Discount Bank Ltd., Class A	7,757,461	45,598,299
Isras Holdings Ltd., NVS(b)	17,112	1,678,586
Isras Investment Co. Ltd.(a)	10,288	2,184,535
Ituran Location and Control Ltd.	166,017	4,437,634
Kenon Holdings Ltd./Singapore(a)	150,058	4,276,769
Kornit Digital Ltd.(a)(b)	309,625	7,087,316
M Yochananof & Sons Ltd.	4,678	277,639
Magic Software Enterprises Ltd.	152,005	1,709,599
Matrix IT Ltd.	199,154	3,994,946
Maytronics Ltd.(a)	252,099	632,918
Mega Or Holdings Ltd.	115,651	3,238,424
Melisron Ltd.(a)	185,858	14,729,429
Menora Mivtachim Holdings Ltd.(a)	45,516	1,418,320
Migdal Insurance & Financial Holdings Ltd.(a)	4,023,705	6,547,957
Mivne Real Estate KD Ltd.	3,893,817	10,617,235
Mizrahi Tefahot Bank Ltd.	985,841	40,648,773
Monday.com Ltd.(a)(b)	233,940	68,747,948
Security	Shares	Value
Israel (continued)
Nano Dimension Ltd., ADR(a)(b)	1,469,789	$3,189,442
Nayax Ltd.(b)	27,193	798,370
Next Vision Stabilized Systems Ltd., NVS	349,192	3,970,604
Nice Ltd.(b)	394,429	68,535,695
Nova Ltd.(b)	187,491	35,258,670
Oddity Tech Ltd., Class A, NVS(a)(b)	208,262	7,995,178
Oil Refineries Ltd.(a)	19,268,313	4,913,349
One Software Technologies Ltd.	224,528	3,315,357
OPC Energy Ltd.(a)(b)	683,723	5,536,570
OY Nofar Energy Ltd.(a)(b)	91,211	2,124,338
Partner Communications Co. Ltd.(b)	858,498	3,654,210
Paz Retail & Energy Ltd.	73,073	8,271,298
Perion Network Ltd.(a)(b)	276,329	2,246,458
Phoenix Financial Ltd.	990,428	11,484,013
Prashkovsky Investments and Construction Ltd.(a)	14,455	395,029
Radware Ltd.(b)	305,030	6,866,225
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(a)	81,573	4,928,599
Reit 1 Ltd.	1,040,423	4,732,171
Retailors Ltd.	69,463	1,252,787
Riskified Ltd., Class A(b)	510,645	2,282,583
Sapiens International Corp. NV	196,148	7,346,453
Sella Capital Real Estate Ltd.	1,260,667	2,668,131
Shapir Engineering and Industry Ltd.(a)(b)	822,157	5,391,812
Shikun & Binui Ltd.(a)(b)	2,014,010	5,329,675
Shufersal Ltd.	1,632,216	14,452,611
Strauss Group Ltd.	379,454	6,393,901
Summit Real Estate Holdings Ltd.	110,108	1,696,816
Tadiran Group Ltd.(a)	22,045	1,158,804
Tel Aviv Stock Exchange Ltd.	590,478	5,920,150
Teva Pharmaceutical Industries Ltd., ADR(b)	7,042,330	129,860,565
Tower Semiconductor Ltd.(a)(b)	710,867	29,981,140
Wix.com Ltd.(b)	333,324	55,705,107
YH Dimri Construction & Development Ltd.(a)	11,926	1,041,502
ZIM Integrated Shipping Services Ltd.(a)	615,788	14,649,596
		1,361,406,853
Italy — 2.9%
A2A SpA	9,700,064	22,172,826
ACEA SpA(a)	357,748	6,778,825
Amplifon SpA	768,542	21,468,502
Anima Holding SpA(c)	1,948,649	11,806,552
Ariston Holding NV	487,385	2,051,485
Ascopiave SpA	343,729	1,058,112
Azimut Holding SpA	678,672	16,786,602
Banca Generali SpA	427,819	18,959,034
Banca IFIS SpA	191,837	4,597,625
Banca Monte dei Paschi di Siena SpA	5,837,178	32,034,506
Banca Popolare di Sondrio SpA	2,830,679	21,112,264
Banco BPM SpA	7,779,479	52,473,279
BFF Bank SpA(a)(c)	1,062,571	10,375,845
BPER Banca SpA	6,163,234	37,525,449
Brembo NV	1,027,478	10,791,086
Brunello Cucinelli SpA	217,302	21,495,704
Buzzi SpA	596,700	23,377,362
Carel Industries SpA(a)(c)	210,732	4,332,328
CIR SpA-Compagnie Industriali(b)	3,893,151	2,451,934
Credito Emiliano SpA	607,257	6,557,518
d'Amico International Shipping SA, NVS	257,400	1,383,135
Danieli & C Officine Meccaniche SpA(a)	120,600	3,265,628
Davide Campari-Milano NV(a)	3,848,504	25,837,935
De' Longhi SpA	456,297	14,261,505

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
DiaSorin SpA	150,639	$16,360,996
Digital Value SpA	6,614	78,706
El.En. SpA(a)	213,947	2,316,170
Enav SpA(c)	1,588,114	6,728,424
Enel SpA	50,424,730	382,424,820
Eni SpA	14,282,377	217,566,064
ERG SpA	390,401	8,767,584
Ferrari NV	785,782	375,108,054
Fila SpA	59,973	647,790
Fincantieri SpA(a)(b)	585,586	3,266,451
FinecoBank Banca Fineco SpA	3,701,581	59,092,534
Generali	6,140,890	170,263,526
GVS SpA(b)(c)	397,401	2,659,856
Hera SpA	4,854,872	18,572,566
Industrie De Nora SpA(a)	195,546	1,840,083
Infrastrutture Wireless Italiane SpA(c)	1,988,967	22,425,148
Interpump Group SpA	447,341	19,876,598
Intesa Sanpaolo SpA	89,857,745	384,591,919
Iren SpA	4,488,877	9,722,123
Italgas SpA	2,967,632	18,205,249
Iveco Group NV	1,158,803	12,042,043
Juventus Football Club SpA, NVS(a)(b)	758,030	2,020,965
Leonardo SpA	2,356,860	56,177,646
LU-VE SpA, NVS	52,258	1,543,305
Maire Tecnimont SpA	1,243,723	9,387,191
MARR SpA(a)	268,260	3,119,722
Mediobanca Banca di Credito Finanziario SpA	3,311,052	54,623,320
MFE-MediaForEurope NV, Class A(a)	1,837,960	6,013,690
MFE-MediaForEurope NV, Class B, NVS(a)	394,827	1,823,542
Moncler SpA	1,365,763	75,878,350
Nexi SpA(b)(c)	3,683,845	23,284,820
OVS SpA(c)	1,116,295	3,426,455
Pharmanutra SpA(a)	22,564	1,347,448
Piaggio & C SpA	1,671,044	4,023,550
Pirelli & C SpA(c)	2,084,398	11,389,850
Poste Italiane SpA(c)	3,121,688	43,895,107
Prysmian SpA	1,669,333	117,811,998
RAI Way SpA(c)	255,710	1,465,843
Recordati Industria Chimica e Farmaceutica SpA	629,467	35,714,709
Reply SpA	172,758	26,338,116
Safilo Group SpA(a)(b)	1,347,509	1,468,684
Saipem SpA(b)	8,163,497	19,409,472
Salcef Group SpA	135,197	3,808,867
Salvatore Ferragamo SpA(a)	431,686	2,882,828
Sanlorenzo SpA/Ameglia	31,746	1,195,351
Sesa SpA(a)	36,836	3,199,035
Snam SpA	12,508,032	60,087,395
SOL SpA(a)	213,140	8,266,643
Spaxs SpA(a)	162,660	659,982
Stellantis NV	13,343,430	182,836,004
Tamburi Investment Partners SpA	396,185	3,724,979
Technogym SpA(c)	801,763	8,642,953
Technoprobe SpA(a)(b)	800,726	5,437,123
Telecom Italia SpA/Milano(a)(b)	61,522,090	15,583,811
Tenaris SA, NVS	2,884,495	47,523,413
Terna - Rete Elettrica Nazionale	8,777,525	76,028,556
Tinexta SpA(a)	73,550	867,087
UniCredit SpA	9,359,553	414,058,918
Unipol Gruppo SpA	2,543,509	31,610,686
Webuild SpA	2,851,830	8,087,110
Wiit SpA(a)	28,291	633,935
Security	Shares	Value
Italy (continued)
Zignago Vetro SpA	71,564	$816,418
		3,481,626,622
Japan — 24.1%
77 Bank Ltd. (The)	494,900	12,740,568
ABC-Mart Inc.	648,800	12,712,450
Acom Co. Ltd.	1,505,700	3,537,879
Activia Properties Inc.	4,148	8,846,452
Adastria Co. Ltd.	167,300	3,866,517
ADEKA Corp.	640,700	11,558,614
Advance Logistics Investment Corp.(b)	3,809	2,971,993
Advance Residence Investment Corp.	8,504	17,088,925
Advantest Corp.	4,788,500	277,252,249
Aeon Co. Ltd.	4,090,300	100,225,149
Aeon Delight Co. Ltd.	101,000	2,868,857
AEON Financial Service Co. Ltd.	722,200	5,815,278
Aeon Hokkaido Corp.	155,300	914,036
Aeon Mall Co. Ltd.	620,200	8,212,941
AEON REIT Investment Corp.	12,438	10,395,094
AGC Inc.	1,248,000	38,245,125
Ai Holdings Corp.	186,100	2,835,897
Aica Kogyo Co. Ltd.	328,800	7,115,118
Aichi Financial Group Inc., NVS	234,600	3,500,064
Aida Engineering Ltd.	516,300	2,673,205
Aiful Corp.	2,291,800	4,815,901
Ain Holdings Inc.	157,000	5,184,899
Air Water Inc.	1,112,600	13,995,449
Aisin Corp.	3,272,400	34,024,357
Ajinomoto Co. Inc.	2,920,100	112,177,835
Alfresa Holdings Corp.	996,100	14,371,781
Alpen Co. Ltd.	59,400	797,018
Alps Alpine Co. Ltd.	1,131,176	11,115,781
Amada Co. Ltd.	2,014,200	19,849,737
Amano Corp.	491,000	14,161,579
Amvis Holdings Inc.	234,300	3,041,524
ANA Holdings Inc.	1,022,300	20,135,957
Anritsu Corp.	831,400	6,261,265
Anycolor Inc.(a)(b)	159,900	2,258,018
AOKI Holdings Inc.	174,700	1,354,456
Aozora Bank Ltd.	698,100	12,035,359
Appier Group Inc.(a)(b)	391,900	4,202,680
Arata Corp.	53,100	1,192,146
Arclands Corp.	225,100	2,459,387
Arcs Co. Ltd.	183,600	3,046,372
ARE Holdings Inc.	516,200	6,319,757
Argo Graphics Inc.	20,200	694,594
Ariake Japan Co. Ltd.	94,700	3,306,260
Artience Co. Ltd.	197,900	4,743,248
As One Corp.	314,300	5,877,680
Asahi Group Holdings Ltd.	9,042,500	108,557,689
Asahi Intecc Co. Ltd.	1,371,200	21,971,602
Asahi Kasei Corp.	7,790,900	53,746,934
Asics Corp.	4,290,000	74,932,984
ASKUL Corp.	233,300	2,941,878
Astellas Pharma Inc.	11,304,100	132,352,117
Atom Corp.(a)(b)	856,900	3,813,747
Autobacs Seven Co. Ltd.	610,500	5,679,387
Avex Inc.	184,700	1,817,587
Awa Bank Ltd. (The)	170,700	2,719,434
Axial Retailing Inc.	86,800	506,296
Azbil Corp.	2,939,600	22,858,204
AZ-COM MARUWA Holdings Inc.	273,800	1,847,515
Bandai Namco Holdings Inc.	3,753,200	78,690,020

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
BayCurrent Inc.	832,100	$27,042,449
Belc Co. Ltd.	45,800	1,960,189
Bell System24 Holdings Inc.	105,500	912,760
Belluna Co. Ltd.	160,500	747,477
Bengo4.com Inc.(a)(b)	49,700	949,230
Bic Camera Inc.	705,800	7,855,429
BIPROGY Inc.	521,000	16,440,676
BML Inc.	126,900	2,326,343
Bridgestone Corp.	3,552,200	126,582,977
Brother Industries Ltd.	1,444,900	28,142,650
Bunka Shutter Co. Ltd.	89,100	1,072,110
C Uyemura & Co. Ltd.	56,500	3,926,884
Calbee Inc.	541,600	12,109,837
Canon Electronics Inc.	97,100	1,532,950
Canon Inc.	5,994,300	194,964,482
Canon Marketing Japan Inc.	246,900	7,416,639
Capcom Co. Ltd.	2,163,100	42,804,401
Casio Computer Co. Ltd.	1,276,000	9,300,847
Cawachi Ltd.	90,000	1,491,369
Central Glass Co. Ltd.	124,900	2,845,161
Central Japan Railway Co.	4,749,200	98,352,237
Change Holdings Inc.(a)	257,400	2,023,524
Chiba Bank Ltd. (The)	3,395,800	24,781,579
Chiyoda Corp.(a)(b)	899,300	1,727,699
Chofu Seisakusho Co. Ltd.	28,000	359,482
Chubu Electric Power Co. Inc.	4,004,600	46,033,508
Chudenko Corp.	18,400	385,683
Chugai Pharmaceutical Co. Ltd.	4,193,300	199,523,298
Chugin Financial Group Inc., NVS	959,600	9,118,274
Chugoku Electric Power Co. Inc. (The)	1,791,700	13,039,391
Chugoku Marine Paints Ltd.	157,500	2,249,689
Citizen Watch Co. Ltd.	1,555,400	9,247,052
CKD Corp.	435,700	7,334,052
Coca-Cola Bottlers Japan Holdings Inc.	815,850	10,450,063
COLOPL Inc.(b)	520,700	1,807,640
Colowide Co. Ltd.(a)	580,600	6,430,129
Comforia Residential REIT Inc.	5,614	11,002,083
COMSYS Holdings Corp.	705,400	14,800,091
Comture Corp.	102,700	1,551,291
Concordia Financial Group Ltd.	6,442,100	31,909,633
Cosmo Energy Holdings Co. Ltd.	455,400	22,478,408
Cosmos Pharmaceutical Corp.	241,700	11,616,832
Cover Corp.(a)(b)	229,400	2,856,715
CRE Logistics REIT Inc.	4,414	4,037,827
Create Restaurants Holdings Inc.	772,300	6,152,333
Create SD Holdings Co. Ltd.	153,300	3,011,041
Credit Saison Co. Ltd.	910,700	20,483,703
Curves Holdings Co. Ltd.	127,000	672,199
CyberAgent Inc.	2,665,500	17,399,592
Cybozu Inc.	172,700	2,371,233
Dai Nippon Printing Co. Ltd.	2,639,300	45,808,669
Daicel Corp.	1,465,800	12,937,243
Daido Steel Co. Ltd.	754,000	5,838,439
Daifuku Co. Ltd.	1,973,400	37,093,467
Daihen Corp.	112,400	4,662,626
Dai-ichi Life Holdings Inc.	5,722,700	142,668,640
Daiichi Sankyo Co. Ltd.	11,553,900	376,058,829
Daiichikosho Co. Ltd.	470,900	5,884,206
Daikin Industries Ltd.	1,649,400	198,021,530
Daikokutenbussan Co. Ltd.	28,200	1,953,913
Daio Paper Corp.	544,000	3,084,427
Daiseki Co. Ltd.	264,820	6,761,334
Security	Shares	Value
Japan (continued)
Daishi Hokuetsu Financial Group Inc.	361,800	$5,744,081
Daito Trust Construction Co. Ltd.	356,800	39,427,632
Daiwa House Industry Co. Ltd.	3,590,000	107,084,846
Daiwa House REIT Investment Corp.	15,204	23,158,062
Daiwa Office Investment Corp.(a)	3,668	7,243,730
Daiwa Securities Group Inc.	8,312,000	54,379,436
Daiwa Securities Living Investments Corp.	14,075	8,465,304
Daiwabo Holdings Co. Ltd.	558,900	10,060,959
DCM Holdings Co. Ltd.	724,600	6,782,076
DeNA Co. Ltd.	591,200	7,243,059
Denka Co. Ltd.	519,100	7,336,167
Denso Corp.	11,786,300	167,406,635
Dentsu Group Inc.	1,242,100	38,340,823
Dentsu Soken Inc.	141,600	5,039,749
Descente Ltd.	215,800	6,112,614
Dexerials Corp.	1,019,700	15,568,344
DIC Corp.	550,900	11,993,787
Digital Arts Inc.	62,000	2,110,158
Digital Garage Inc.(a)	190,800	3,937,176
Dip Corp.	208,300	3,661,495
Disco Corp.	583,000	165,883,635
DMG Mori Co. Ltd.	834,400	15,910,392
Doshisha Co. Ltd.	83,500	1,204,565
Doutor Nichires Holdings Co. Ltd.	185,500	2,720,050
Dowa Holdings Co. Ltd.	302,100	10,263,896
DTS Corp.	207,400	5,371,991
Duskin Co. Ltd.	242,600	6,428,384
DyDo Group Holdings Inc.	65,900	1,321,586
Earth Corp.	90,800	3,101,935
East Japan Railway Co.	5,608,800	112,654,568
Ebara Corp.	3,001,100	45,101,717
EDION Corp.	593,300	6,871,461
eGuarantee Inc.	164,900	1,633,995
Eiken Chemical Co. Ltd.	150,300	2,432,634
Eisai Co. Ltd.	1,576,200	53,401,840
Eizo Corp.	191,800	2,826,188
Elecom Co. Ltd.	228,600	2,155,068
Electric Power Development Co. Ltd.	876,400	14,645,870
en Japan Inc.	175,600	2,796,696
ENEOS Holdings Inc.	18,001,250	90,808,130
Enplas Corp.	34,300	1,522,131
ES-Con Japan Ltd.	88,800	572,268
Euglena Co. Ltd.(a)(b)	700,800	1,908,647
Exedy Corp.	248,700	6,841,424
EXEO Group Inc.	1,167,700	11,951,137
Ezaki Glico Co. Ltd.	298,300	8,788,597
FANUC Corp.	5,916,500	156,972,556
Fast Retailing Co. Ltd.	1,186,500	379,349,494
FCC Co. Ltd.	183,200	2,849,111
Ferrotec Holdings Corp.	283,800	4,742,262
Financial Products Group Co. Ltd.	356,400	5,474,622
Food & Life Companies Ltd.	704,200	13,886,555
FP Corp.	268,600	4,705,665
FP Partner Inc.(a)	53,500	1,023,508
Freee KK(a)(b)	260,900	4,868,761
Frontier Real Estate Investment Corp.	3,100	8,232,152
Fuji Co. Ltd./Ehime	201,900	2,709,173
Fuji Corp./Aichi	544,700	8,015,131
Fuji Electric Co. Ltd.	836,200	42,585,890
Fuji Kyuko Co. Ltd.	115,400	1,936,131
Fuji Media Holdings Inc.	219,800	2,484,712
Fuji Oil Holdings Inc.	243,400	5,239,464

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Fuji Seal International Inc.	229,000	$3,888,911
Fuji Soft Inc.	335,400	20,536,586
FUJIFILM Holdings Corp.	6,993,800	166,370,726
Fujikura Ltd.	1,590,700	58,463,369
Fujimi Inc.	329,700	5,072,466
Fujita Kanko Inc.(b)	31,500	1,921,342
Fujitec Co. Ltd.	491,800	17,696,036
Fujitsu General Ltd.	488,300	6,089,465
Fujitsu Ltd.	10,679,000	205,312,757
Fujiya Co. Ltd.	73,900	1,288,549
Fukuoka Financial Group Inc.	1,044,480	23,826,218
Fukuoka REIT Corp.	6,081	5,672,930
Fukushima Galilei Co. Ltd.	7,800	281,681
Fukuyama Transporting Co. Ltd.	97,800	2,487,215
Funai Soken Holdings Inc.	169,100	2,691,522
Furukawa Co. Ltd.	180,500	1,960,256
Furukawa Electric Co. Ltd.	469,300	11,541,932
Fuso Chemical Co. Ltd.	91,600	2,234,076
Future Corp.	234,800	3,006,444
Fuyo General Lease Co. Ltd.	82,800	5,859,195
G-7 Holdings Inc.	67,800	634,954
GENDA Inc.(a)(b)	124,500	2,173,613
Genky DrugStores Co. Ltd.	60,600	1,230,189
Geo Holdings Corp.	125,400	1,252,499
Global One Real Estate Investment Corp.	8,022	5,168,421
Glory Ltd.	228,300	3,702,916
GLP J-REIT	30,590	26,898,416
GMO Financial Gate Inc.	21,300	1,068,525
GMO Financial Holdings Inc.	110,300	460,761
GMO internet group Inc.	525,100	9,074,827
GMO Payment Gateway Inc.	258,500	15,483,400
GNI Group Ltd.(a)(b)	320,100	6,384,128
Goldcrest Co. Ltd.	69,500	1,354,599
Goldwin Inc.	130,900	6,789,198
Gree Inc.	554,000	1,688,868
GS Yuasa Corp.	522,200	9,238,653
GungHo Online Entertainment Inc.	250,530	5,580,380
Gunma Bank Ltd. (The)	2,517,200	14,175,803
Gunze Ltd.	80,700	2,834,669
H.U. Group Holdings Inc.	299,500	5,153,680
H2O Retailing Corp.	635,100	8,499,067
Hachijuni Bank Ltd. (The)	2,493,300	13,682,574
Hakuhodo DY Holdings Inc.	1,378,500	10,924,492
Hakuto Co. Ltd.	62,900	1,850,395
Hamamatsu Photonics KK	1,743,800	23,057,645
Hankyu Hanshin Holdings Inc.	1,404,600	38,191,140
Hankyu Hanshin REIT Inc.	5,226	4,135,802
Hanwa Co. Ltd.	170,300	5,642,620
Harmonic Drive Systems Inc.	337,000	6,124,176
Haseko Corp.	1,551,100	18,748,309
Hazama Ando Corp.	1,186,600	8,764,829
Heiwa Corp.	480,800	6,565,631
Heiwa Real Estate Co. Ltd.	172,200	4,729,816
Heiwa Real Estate REIT Inc.	7,724	6,171,300
Heiwado Co. Ltd.	176,500	2,547,522
Hiday Hidaka Corp.	115,800	2,083,421
Hikari Tsushin Inc.	116,000	23,412,526
Hino Motors Ltd.(b)	1,711,400	4,201,641
Hioki EE Corp	44,400	2,384,369
Hirata Corp.	47,800	1,524,344
Hirogin Holdings Inc.	1,778,600	12,991,192
Hirose Electric Co. Ltd.	174,145	20,724,973
Security	Shares	Value
Japan (continued)
HIS Co. Ltd.	300,200	$3,440,350
Hisamitsu Pharmaceutical Co. Inc.	290,600	8,544,019
Hitachi Construction Machinery Co. Ltd.	675,300	14,651,735
Hitachi Ltd.	28,920,700	726,628,542
Hogy Medical Co. Ltd.	148,200	4,425,850
Hokkaido Electric Power Co. Inc.	1,099,700	7,074,354
Hokkoku Financial Holdings Inc.	112,200	3,203,195
Hokuetsu Corp.(a)	907,000	9,044,700
Hokuhoku Financial Group Inc.	831,200	8,687,269
Hokuriku Electric Power Co.	992,100	6,880,585
Hokuto Corp.	125,000	1,492,428
Honda Motor Co. Ltd.	28,262,400	284,238,061
Horiba Ltd.	214,800	13,204,616
Hoshino Resorts REIT Inc.	3,578	5,431,446
Hoshizaki Corp.	680,800	22,376,683
Hosiden Corp.	438,900	6,574,328
House Foods Group Inc.	475,400	9,266,688
Hoya Corp.	2,193,700	293,503,822
Hulic Co. Ltd.	2,404,100	22,262,849
Hulic REIT Inc.	8,610	7,456,211
Hyakugo Bank Ltd. (The)	1,474,400	5,306,442
Ibiden Co. Ltd.	735,900	23,375,626
Ichibanya Co. Ltd.	510,300	3,499,065
Ichigo Inc.	1,878,200	4,921,041
Ichigo Office REIT Investment Corp.	9,305	4,776,707
Idec Corp./Japan	148,600	2,395,459
Idemitsu Kosan Co. Ltd.	6,070,640	41,386,194
IDOM Inc.	366,800	2,537,175
IHI Corp.	890,500	47,409,225
Iida Group Holdings Co. Ltd.	897,900	13,016,876
Iino Kaiun Kaisha Ltd.	764,300	5,607,338
Inaba Denki Sangyo Co. Ltd.	226,200	5,673,518
Inabata & Co. Ltd.	225,100	4,789,111
Industrial & Infrastructure Fund Investment Corp.	17,185	12,978,892
Infomart Corp.	1,315,800	3,090,872
Infroneer Holdings Inc.	1,599,156	12,021,310
Inpex Corp.	6,125,900	80,751,925
Insource Co. Ltd.	260,800	1,634,362
Internet Initiative Japan Inc.	648,300	12,447,979
Invincible Investment Corp.	49,068	19,986,316
Iriso Electronics Co. Ltd.	107,200	1,904,989
Ise Chemicals Corp.(a)	14,100	1,804,876
Isetan Mitsukoshi Holdings Ltd.	2,110,300	31,401,713
Isuzu Motors Ltd.	3,684,200	47,643,284
Ito En Ltd.	371,600	8,143,790
ITOCHU Corp.	7,415,200	366,813,819
Itochu Enex Co. Ltd.	245,500	2,569,661
Itoham Yonekyu Holdings Inc.	175,480	4,422,606
Iwatani Corp.	1,081,700	14,101,046
Iyogin Holdings Inc., NVS	1,790,900	17,001,021
Izumi Co. Ltd.	158,100	3,336,549
J Front Retailing Co. Ltd.	1,519,100	16,132,340
JAC Recruitment Co. Ltd.	234,000	1,121,263
Jaccs Co. Ltd.	127,000	3,167,667
JAFCO Group Co. Ltd.	315,000	4,232,923
Japan Airlines Co. Ltd.	918,400	14,729,373
Japan Airport Terminal Co. Ltd.	371,900	13,623,493
Japan Aviation Electronics Industry Ltd.	252,000	4,674,794
Japan Elevator Service Holdings Co. Ltd.	432,600	8,283,161
Japan Excellent Inc.	8,186	6,330,872
Japan Exchange Group Inc.	6,190,700	72,561,571
Japan Hotel REIT Investment Corp.	32,175	14,835,874

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Lifeline Co. Ltd.	487,200	$3,827,289
Japan Logistics Fund Inc.	6,519	11,680,324
Japan Material Co. Ltd.	345,800	4,116,683
Japan Metropolitan Fund Invest	45,635	28,009,014
Japan Petroleum Exploration Co. Ltd.	1,061,400	7,981,790
Japan Post Bank Co. Ltd.	8,935,400	79,805,150
Japan Post Holdings Co. Ltd.	12,757,400	117,700,836
Japan Post Insurance Co. Ltd.	1,163,500	19,172,395
Japan Prime Realty Investment Corp.	5,672	12,461,581
Japan Real Estate Investment Corp.	8,396	30,540,037
Japan Securities Finance Co. Ltd.	876,400	11,434,169
Japan Steel Works Ltd. (The)	452,500	15,348,276
Japan Tobacco Inc.	7,498,100	209,327,838
Japan Wool Textile Co. Ltd. (The)	72,800	603,857
JCR Pharmaceuticals Co. Ltd.	459,800	2,056,068
JCU Corp.	92,300	2,127,502
Jeol Ltd.	271,600	10,075,140
JFE Holdings Inc.	3,581,400	43,117,791
JGC Holdings Corp.	1,375,100	11,802,869
JINS Holdings Inc.	78,000	3,179,184
JMDC Inc.	178,300	4,968,771
J-Oil Mills Inc.	71,200	964,012
Joshin Denki Co. Ltd.	24,300	408,846
Joyful Honda Co. Ltd.	246,100	3,329,794
JTEKT Corp.	1,265,400	8,535,157
Juroku Financial Group Inc.	146,000	3,896,195
Justsystems Corp.	193,100	4,317,609
JVCKenwood Corp.	954,400	7,506,092
Kadokawa Corp.	616,000	13,408,629
Kaga Electronics Co. Ltd.	158,400	2,875,802
Kagome Co. Ltd.	580,900	11,507,256
Kajima Corp.	2,622,100	45,167,031
Kakaku.com Inc.	835,500	12,829,087
Kaken Pharmaceutical Co. Ltd.	172,200	4,400,222
Kameda Seika Co. Ltd.	25,800	750,725
Kamigumi Co. Ltd.	656,300	13,698,027
Kanadevia Corp.	1,099,800	7,517,604
Kanamoto Co. Ltd.	147,400	2,663,994
Kandenko Co. Ltd.	729,500	10,675,165
Kaneka Corp.	236,500	5,796,901
Kanematsu Corp.	612,300	9,321,120
Kansai Electric Power Co. Inc. (The)	4,396,300	70,503,800
Kansai Paint Co. Ltd.	1,113,100	18,128,662
Kao Corp.	2,921,900	128,783,779
Kappa Create Co. Ltd.(a)	145,800	1,554,468
Kasumigaseki Capital Co. Ltd.(a)	44,500	4,219,894
Katakura Industries Co. Ltd.	39,600	516,366
Katitas Co. Ltd.	263,700	3,343,464
Kato Sangyo Co. Ltd.	109,100	2,953,641
Kawasaki Heavy Industries Ltd.	948,700	36,324,128
Kawasaki Kisen Kaisha Ltd.	2,462,200	34,012,903
KDDI Corp.	9,504,300	296,338,279
KDX Realty Investment Corp.	28,098	26,728,415
KeePer Technical Laboratory Co. Ltd.(a)	85,400	2,345,493
Keihan Holdings Co. Ltd.	616,100	11,500,872
Keihanshin Building Co. Ltd.	92,600	902,901
Keikyu Corp.	1,378,500	10,793,217
Keio Corp.	633,600	14,169,842
Keisei Electric Railway Co. Ltd.	841,800	21,901,814
Keiyo Bank Ltd. (The)	648,600	2,906,792
Kewpie Corp.	634,400	15,002,484
Keyence Corp.	1,210,000	546,210,110
Security	Shares	Value
Japan (continued)
KH Neochem Co. Ltd.	185,800	$2,505,317
Kikkoman Corp.	4,304,800	50,507,127
Kinden Corp.	834,500	17,296,024
Kintetsu Group Holdings Co. Ltd.	1,110,900	25,818,992
Kirin Holdings Co. Ltd.	4,884,600	71,914,132
Kisoji Co. Ltd.	150,200	2,281,441
Kissei Pharmaceutical Co. Ltd.	160,600	3,918,983
Kitz Corp.	584,400	4,031,354
Kiyo Bank Ltd. (The)	488,200	5,717,874
Koa Corp.	168,300	1,114,231
Kobayashi Pharmaceutical Co. Ltd.	298,500	11,118,581
Kobe Bussan Co. Ltd.	958,200	23,504,354
Kobe Steel Ltd.	2,343,400	25,256,452
Koei Tecmo Holdings Co. Ltd.	858,832	8,987,919
Kohnan Shoji Co. Ltd.	154,100	3,654,071
Koito Manufacturing Co. Ltd.	1,304,800	16,895,655
Kokusai Electric Corp., NVS	868,500	15,835,997
Kokuyo Co. Ltd.	643,600	10,354,464
Komatsu Ltd.	5,775,200	149,492,695
KOMEDA Holdings Co. Ltd.	322,500	6,103,185
Komeri Co. Ltd.	147,700	3,192,563
Konami Group Corp.	627,100	57,479,883
Konica Minolta Inc.	2,911,500	12,153,945
Konishi Co. Ltd.	193,000	1,658,818
Kose Corp.	202,700	11,139,548
Koshidaka Holdings Co. Ltd.	273,000	2,141,450
Kotobuki Spirits Co. Ltd.	653,200	8,819,971
K's Holdings Corp.	951,300	9,096,780
Kubota Corp.	6,238,400	79,708,549
Kumagai Gumi Co. Ltd.	163,400	3,778,440
Kumiai Chemical Industry Co. Ltd.	611,727	3,256,207
Kura Sushi Inc.	122,800	3,224,733
Kuraray Co. Ltd.	1,873,800	25,392,735
Kureha Corp.	268,200	4,953,178
Kurita Water Industries Ltd.	652,700	24,479,340
Kusuri no Aoki Holdings Co. Ltd.	286,000	5,952,432
KYB Corp.	99,200	3,116,401
Kyocera Corp.	7,973,300	80,862,888
Kyoei Steel Ltd.	98,600	1,118,064
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	2,078,324
Kyorin Pharmaceutical Co. Ltd.	484,300	4,806,314
Kyoritsu Maintenance Co. Ltd.	378,700	6,079,955
Kyoto Financial Group Inc.	1,357,100	19,917,301
Kyowa Kirin Co. Ltd.	1,659,800	27,356,429
Kyudenko Corp.	254,800	9,147,420
Kyushu Electric Power Co. Inc.	2,516,900	28,186,219
Kyushu Financial Group Inc.	2,256,300	10,218,401
Kyushu Railway Co.	849,600	22,353,405
LaSalle Logiport REIT	11,906	11,329,334
Lasertec Corp.	510,100	69,218,359
Leopalace21 Corp.	1,091,300	3,940,582
Life Corp.	116,500	2,531,299
Lifenet Insurance Co.(a)(b)	308,000	4,017,969
Lintec Corp.	210,000	4,357,843
Lion Corp.	1,631,800	18,021,327
LITALICO Inc.(a)	108,900	777,780
Lixil Corp.	1,814,600	21,300,432
LY Corp.	16,453,400	44,881,363
M&A Capital Partners Co. Ltd.	79,200	1,123,376
M&A Research Institute Holdings Inc., NVS(a)(b)	179,700	2,601,271
M3 Inc.	2,731,500	28,073,083
Mabuchi Motor Co. Ltd.	620,400	8,877,648

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Macnica Holdings Inc.	853,500	$9,735,307
Maeda Kosen Co. Ltd.	107,800	1,247,761
Makino Milling Machine Co. Ltd.	123,300	4,628,809
Makita Corp.	1,455,200	47,515,013
Mandom Corp.	211,900	1,745,326
Mani Inc.	530,300	6,327,012
Marubeni Corp.	8,898,600	133,027,175
Maruha Nichiro Corp.	232,800	4,566,400
Marui Group Co. Ltd.	1,024,600	16,088,574
Maruichi Steel Tube Ltd.	311,800	6,719,349
Maruwa Co. Ltd./Aichi	53,100	14,648,559
Matsuda Sangyo Co. Ltd.	45,300	940,049
Matsui Securities Co. Ltd.	854,600	4,604,189
MatsukiyoCocokara & Co.	2,142,550	29,170,142
Max Co. Ltd.	72,000	1,660,678
Maxell Ltd.	482,500	5,890,110
Maxvalu Tokai Co. Ltd.	2,500	53,480
Mazda Motor Corp.	3,564,300	25,197,794
McDonald's Holdings Co. Japan Ltd.(a)	600,700	25,455,831
MCJ Co. Ltd.	265,800	2,490,519
Mebuki Financial Group Inc.	6,217,510	23,255,987
Medipal Holdings Corp.	1,091,100	17,287,078
Medley Inc.(a)(b)	140,500	3,428,147
Megachips Corp.	81,300	2,899,334
Megmilk Snow Brand Co. Ltd.	266,200	4,606,475
Meidensha Corp.	187,700	4,926,004
MEIJI Holdings Co. Ltd.	1,465,400	34,238,318
Meiko Electronics Co. Ltd.	122,400	4,783,898
MEITEC Group Holdings Inc.	487,800	9,347,838
Menicon Co. Ltd.	346,400	3,811,523
Mercari Inc.(a)(b)	747,600	10,458,268
METAWATER Co. Ltd.	68,900	797,197
Micronics Japan Co. Ltd.	182,000	4,534,741
Milbon Co. Ltd.	144,400	3,052,233
Minebea Mitsumi Inc.	2,277,959	40,102,257
Mirai Corp.	10,905	2,858,479
Mirait One Corp.	633,500	9,010,485
MISUMI Group Inc.	1,772,200	28,843,526
Mitani Sekisan Co. Ltd.	15,000	615,831
Mitsubishi Chemical Group Corp.	8,398,800	45,320,665
Mitsubishi Corp.	20,883,500	382,044,205
Mitsubishi Electric Corp.	11,999,200	211,096,300
Mitsubishi Estate Co. Ltd.	7,121,800	105,317,369
Mitsubishi Estate Logistics REIT Investment Corp.	3,378	7,881,197
Mitsubishi Gas Chemical Co. Inc.	952,200	16,548,667
Mitsubishi HC Capital Inc.	5,511,970	36,909,450
Mitsubishi Heavy Industries Ltd.	20,048,300	283,020,856
Mitsubishi Logisnext Co. Ltd.	100,500	747,366
Mitsubishi Logistics Corp.	2,365,500	15,857,917
Mitsubishi Materials Corp.	769,900	12,631,805
Mitsubishi Motors Corp.	4,205,500	12,494,691
Mitsubishi Pencil Co. Ltd.	169,700	2,737,349
Mitsubishi Research Institute Inc.	24,200	668,736
Mitsubishi Shokuhin Co. Ltd.	72,400	2,297,200
Mitsubishi UFJ Financial Group Inc.	69,278,800	730,214,777
Mitsuboshi Belting Ltd.	156,500	4,017,442
Mitsui & Co. Ltd.	16,056,600	327,356,132
Mitsui Chemicals Inc.	1,059,400	24,202,848
Mitsui DM Sugar Holdings Co. Ltd.	108,800	2,319,436
Mitsui E&S Co. Ltd.	617,700	4,468,578
Mitsui Fudosan Co. Ltd.	16,632,300	141,912,577
Security	Shares	Value
Japan (continued)
Mitsui Fudosan Logistics Park Inc.	15,236	$10,144,215
Mitsui High-Tec Inc.	630,900	3,357,330
Mitsui Mining & Smelting Co. Ltd.	337,800	10,732,475
Mitsui OSK Lines Ltd.	2,152,600	73,286,440
Mitsui-Soko Holdings Co. Ltd.	112,800	5,238,685
Miura Co. Ltd.	564,900	13,190,820
Mixi Inc.	199,300	3,673,911
Mizuho Financial Group Inc.	15,003,770	311,643,152
Mizuho Leasing Co. Ltd.	729,000	4,770,942
Mizuno Corp.	108,000	5,732,406
Mochida Pharmaceutical Co. Ltd.	134,900	3,086,208
Modec Inc.	293,900	6,399,488
Monex Group Inc.	1,155,000	5,419,611
Money Forward Inc.(b)	271,500	8,857,844
Monogatari Corp. (The)	195,000	4,586,021
MonotaRO Co. Ltd.	1,587,400	23,948,055
Mori Hills REIT Investment Corp.	10,881	9,056,647
Mori Trust REIT Inc.	14,930	6,031,388
Morinaga & Co. Ltd./Japan	453,400	8,480,702
Morinaga Milk Industry Co. Ltd.	428,200	9,957,657
Morita Holdings Corp.	90,400	1,206,477
MOS Food Services Inc.	178,800	4,223,725
MS&AD Insurance Group Holdings Inc.	8,019,200	177,379,326
Murata Manufacturing Co. Ltd.	10,683,500	186,652,572
Musashi Seimitsu Industry Co. Ltd.	246,400	3,196,218
Musashino Bank Ltd. (The)	128,700	2,244,812
Nabtesco Corp.	670,200	10,863,750
Nachi-Fujikoshi Corp.	86,300	1,811,482
Nafco Co. Ltd.(a)	59,700	806,579
Nagaileben Co. Ltd.	62,000	930,239
Nagase & Co. Ltd.	681,500	14,142,793
Nagawa Co. Ltd.	27,100	1,204,815
Nagoya Railroad Co. Ltd.	1,116,200	12,371,187
Nakanishi Inc.	492,500	8,374,888
Namura Shipbuilding Co. Ltd.(a)	312,700	3,222,847
Nankai Electric Railway Co. Ltd.	621,000	9,760,374
Nanto Bank Ltd. (The)	137,100	2,676,639
NEC Corp.	1,508,400	128,350,236
NEC Networks & System Integration Corp.	615,300	12,998,963
NET One Systems Co. Ltd.	535,000	12,989,170
Nexon Co. Ltd.	2,109,300	36,558,265
Nextage Co. Ltd.	269,800	2,589,487
NGK Insulators Ltd.	1,434,500	17,671,725
NH Foods Ltd.	543,000	18,809,667
NHK Spring Co. Ltd.	1,321,500	16,174,958
Nichias Corp.	465,800	16,681,843
Nichicon Corp.	474,400	3,098,814
Nichiden Corp.	67,700	1,394,383
Nichiha Corp.	127,000	2,868,119
Nichirei Corp.	673,500	18,821,068
Nidec Corp.	5,223,300	104,052,393
Nifco Inc./Japan	552,300	12,830,560
Nihon Kohden Corp.	1,067,700	15,915,467
Nihon M&A Center Holdings Inc.	1,891,500	8,188,016
Nihon Parkerizing Co. Ltd.	697,900	5,882,407
Nikkiso Co. Ltd.	263,200	1,769,030
Nikkon Holdings Co. Ltd.	539,500	6,906,912
Nikon Corp.	1,835,500	22,738,527
Nintendo Co. Ltd.	6,471,800	341,859,614
Nippn Corp., New	284,700	4,104,808
Nippon Accommodations Fund Inc.	3,159	12,650,333
Nippon Building Fund Inc.	50,113	43,041,638

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nippon Carbon Co. Ltd.	48,700	$1,427,862
Nippon Ceramic Co. Ltd.	99,100	1,674,729
Nippon Densetsu Kogyo Co. Ltd.	95,800	1,170,329
Nippon Electric Glass Co. Ltd.	537,400	12,229,448
Nippon Express Holdings Inc.	488,600	24,088,925
Nippon Gas Co. Ltd.	665,200	9,091,505
Nippon Kanzai Holdings Co. Ltd.	42,300	740,258
Nippon Kayaku Co. Ltd.	894,100	7,072,596
Nippon Light Metal Holdings Co. Ltd.	458,360	4,898,826
Nippon Paint Holdings Co. Ltd.	5,909,000	45,224,396
Nippon Paper Industries Co. Ltd.	581,700	3,395,921
Nippon Parking Development Co. Ltd.	1,071,100	1,580,497
Nippon Prologis REIT Inc.	14,618	23,518,649
Nippon REIT Investment Corp.	2,834	5,863,217
Nippon Road Co. Ltd. (The)	136,500	1,455,918
Nippon Sanso Holdings Corp.	1,071,800	37,204,313
Nippon Seiki Co. Ltd.	116,100	907,775
Nippon Shinyaku Co. Ltd.	324,100	8,695,263
Nippon Shokubai Co. Ltd.	585,200	6,583,428
Nippon Signal Co. Ltd.	272,300	1,662,907
Nippon Soda Co. Ltd.	244,000	4,064,035
Nippon Steel Corp.	5,378,408	107,618,604
Nippon Telegraph & Telephone Corp.	184,682,000	178,187,592
Nippon Television Holdings Inc.	296,200	4,549,894
Nippon Yusen KK	2,871,000	96,119,385
Nipro Corp.	874,800	8,073,721
Nishimatsu Construction Co. Ltd.	190,800	6,400,465
Nishimatsuya Chain Co. Ltd.	437,300	6,456,353
Nishi-Nippon Financial Holdings Inc.	917,000	9,875,721
Nishi-Nippon Railroad Co. Ltd.	493,900	7,131,400
Nishio Holdings Co. Ltd.	31,100	757,063
Nissan Chemical Corp.	819,400	27,675,404
Nissan Motor Co. Ltd.	14,762,700	39,328,577
Nissan Shatai Co. Ltd.	241,100	1,625,178
Nissha Co. Ltd.	224,400	2,748,010
Nisshin Oillio Group Ltd. (The)	145,400	4,941,337
Nisshin Seifun Group Inc.	1,339,900	15,643,383
Nisshinbo Holdings Inc.	813,700	5,166,653
Nissin Foods Holdings Co. Ltd.	1,273,600	34,294,153
Nissui Corp.	1,961,700	11,916,183
Niterra Co. Ltd.	969,000	27,462,777
Nitori Holdings Co. Ltd.	511,200	65,103,658
Nitta Corp.	100,500	2,430,598
Nittetsu Mining Co. Ltd.	32,100	913,713
Nitto Boseki Co. Ltd.	143,000	6,852,868
Nitto Denko Corp.	4,480,400	73,719,283
Nitto Kogyo Corp.	156,900	3,030,483
Noevir Holdings Co. Ltd.	93,200	3,135,753
NOF Corp.	1,469,600	23,875,833
Nohmi Bosai Ltd.	36,800	726,600
Nojima Corp.	321,500	4,508,985
NOK Corp.	610,000	8,745,958
Nomura Co. Ltd.	619,500	3,139,102
Nomura Holdings Inc.	18,668,100	95,728,219
Nomura Micro Science Co. Ltd.	170,400	2,352,173
Nomura Real Estate Holdings Inc.	690,200	16,992,527
Nomura Real Estate Master Fund Inc.	25,481	24,054,424
Nomura Research Institute Ltd.	2,356,340	70,486,144
Noritake Co. Ltd.	124,200	3,128,851
Noritsu Koki Co. Ltd.	107,300	2,774,806
Noritz Corp.	120,300	1,393,942
North Pacific Bank Ltd.	2,311,100	5,998,346
Security	Shares	Value
Japan (continued)
NS Solutions Corp.	363,600	$9,200,137
NS United Kaiun Kaisha Ltd.	52,700	1,491,277
NSD Co. Ltd.	597,000	12,894,002
NSK Ltd.	2,310,300	10,534,296
NTN Corp.	2,690,100	4,432,181
NTT Data Group Corp.	3,918,300	61,988,396
NTT UD REIT Investment Corp.	9,703	6,957,072
Nxera Pharma Co. Ltd.(a)(b)	510,800	4,077,795
Obara Group Inc.	63,400	1,754,714
Obayashi Corp.	4,079,600	50,012,721
OBIC Business Consultants Co. Ltd.	174,500	7,713,951
Obic Co. Ltd.	2,141,200	69,968,887
Odakyu Electric Railway Co. Ltd.	1,946,900	20,426,665
Ogaki Kyoritsu Bank Ltd. (The)	186,500	2,224,585
Ohsho Food Service Corp.	217,800	4,278,308
Oiles Corp.	104,200	1,356,169
Oji Holdings Corp.	5,148,400	19,144,850
Okamoto Industries Inc.	43,900	1,521,914
Okamura Corp.	521,100	6,548,870
Okasan Securities Group Inc.	1,328,600	5,275,528
Oki Electric Industry Co. Ltd.	627,000	4,098,687
Okinawa Cellular Telephone Co.	115,000	3,271,560
Okinawa Electric Power Co. Inc. (The)	210,616	1,432,370
Okinawa Financial Group Inc.	71,200	1,047,881
OKUMA Corp.	255,200	5,159,123
Okumura Corp.	197,100	5,534,545
Olympus Corp.	7,405,400	130,351,953
Omron Corp.	1,084,100	42,801,678
One REIT Inc.	711	1,092,067
Ono Pharmaceutical Co. Ltd.	2,364,800	29,536,785
Open House Group Co. Ltd.	493,700	18,198,446
Open Up Group Inc.	305,800	4,030,209
Optex Group Co. Ltd.	122,700	1,305,059
Optorun Co. Ltd.	155,900	1,946,827
Oracle Corp./Japan	230,200	22,021,646
Organo Corp.	157,800	7,373,279
Orient Corp.	588,010	3,493,973
Oriental Land Co. Ltd./Japan	6,818,400	164,781,221
ORIX Corp.	7,198,100	151,663,037
Orix JREIT Inc.	16,920	17,466,212
Osaka Gas Co. Ltd.	2,313,100	49,566,605
Osaka Organic Chemical Industry Ltd.	74,300	1,423,037
Osaka Soda Co. Ltd.	459,900	4,830,445
OSAKA Titanium Technologies Co. Ltd.(a)	201,600	2,826,428
OSG Corp.	571,700	6,747,784
Otsuka Corp.	1,468,800	32,964,943
Otsuka Holdings Co. Ltd.	2,609,200	157,623,691
PAL GROUP Holdings Co. Ltd.	270,100	5,433,165
PALTAC Corp.	160,500	4,331,193
Pan Pacific International Holdings Corp.	2,375,600	58,934,554
Panasonic Holdings Corp.	14,623,400	120,351,103
Paramount Bed Holdings Co. Ltd.	217,400	3,756,917
Park24 Co. Ltd.	800,900	9,954,252
Pasona Group Inc.	113,500	1,496,302
Penta-Ocean Construction Co. Ltd.	1,737,200	7,215,900
PeptiDream Inc.(b)	621,900	11,415,781
Persol Holdings Co. Ltd.	11,458,200	19,244,430
PHC Holdings Corp.(a)	131,700	857,995
Pigeon Corp.	852,100	9,241,996
PILLAR Corp./Japan	102,100	2,858,613
Pilot Corp.	158,200	4,917,324
Piolax Inc.	138,200	2,190,255

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
PKSHA Technology Inc.(a)(b)	132,300	$3,042,970
Plus Alpha Consulting Co. Ltd.	112,800	1,576,747
Pola Orbis Holdings Inc.	598,600	5,891,283
Pressance Corp.	78,100	966,818
Prestige International Inc.	360,900	1,613,330
Prima Meat Packers Ltd.	161,800	2,381,294
Raito Kogyo Co. Ltd.	228,800	3,338,213
Raiznext Corp.	161,100	1,649,627
Rakus Co. Ltd.	591,800	7,913,133
Rakuten Bank Ltd., NVS(a)(b)	603,400	12,233,639
Rakuten Group Inc.(b)	9,498,300	56,691,101
Recruit Holdings Co. Ltd.	9,265,900	565,799,230
Relo Group Inc.	650,100	7,908,058
Renesas Electronics Corp.	10,460,400	140,151,781
Rengo Co. Ltd.	1,096,500	6,641,440
RENOVA Inc.(a)(b)	265,600	1,505,031
Resona Holdings Inc.	13,082,038	86,312,191
Resonac Holdings Corp.	1,104,100	26,261,431
Resorttrust Inc.	599,400	10,891,244
Retail Partners Co. Ltd.	40,800	348,632
Ricoh Co. Ltd.	3,417,000	37,015,265
Ricoh Leasing Co. Ltd.	65,300	2,101,295
Riken Keiki Co. Ltd.	109,200	3,093,836
Rinnai Corp.	673,000	14,743,375
Riso Kagaku Corp.	68,000	1,567,201
Rohm Co. Ltd.	2,137,400	23,564,459
Rohto Pharmaceutical Co. Ltd.	1,222,100	27,481,806
Roland Corp.	69,400	1,775,295
Rorze Corp.	672,900	9,807,195
Round One Corp.	1,472,600	9,320,076
Royal Holdings Co. Ltd.	169,800	2,760,541
RS Technologies Co. Ltd.	77,000	1,977,978
Ryohin Keikaku Co. Ltd.	1,599,500	26,175,633
Ryoyo Ryosan Holdings Inc.	262,504	4,390,629
S Foods Inc.	48,700	889,020
Saibu Gas Holdings Co. Ltd.	121,300	1,420,780
Saizeriya Co. Ltd.	190,300	7,024,440
Sakai Moving Service Co. Ltd.	61,800	998,518
Sakata INX Corp.	49,900	501,644
Sakata Seed Corp.	195,700	4,538,022
Sakura Internet Inc.(a)	148,800	4,498,878
Samty Holdings Co Ltd./Japan	176,600	3,796,953
Samty Residential Investment Corp.	733	452,650
San-A Co. Ltd.	253,800	4,754,080
San-Ai Obbli Co. Ltd.	132,400	1,616,462
Sangetsu Corp.	302,400	5,536,390
San-In Godo Bank Ltd. (The)	898,300	7,209,918
Sanken Electric Co. Ltd.(b)	140,200	5,511,437
Sanki Engineering Co. Ltd.	22,700	355,828
Sankyo Co. Ltd.	1,281,000	17,014,676
Sankyu Inc.	251,200	8,725,325
Sanrio Co. Ltd.	985,900	26,746,398
Sansan Inc.(b)	481,100	6,998,314
Santen Pharmaceutical Co. Ltd.	2,132,200	25,498,656
Sanwa Holdings Corp.	1,267,400	32,108,367
Sanyo Chemical Industries Ltd.	21,100	572,271
Sanyo Denki Co. Ltd.	42,200	2,450,035
Sanyo Special Steel Co. Ltd.	110,700	1,368,382
Sapporo Holdings Ltd.	481,400	23,106,966
Sato Holdings Corp.	160,200	2,233,776
Sawai Group Holdings Co. Ltd.	701,100	9,391,663
SBI Holdings Inc.	1,660,800	36,469,668
Security	Shares	Value
Japan (continued)
SBI Sumishin Net Bank Ltd., NVS(a)	336,800	$5,899,712
SBS Holdings Inc.	58,000	952,821
SCREEN Holdings Co. Ltd.	523,800	33,439,748
SCSK Corp.	917,300	17,116,534
Secom Co. Ltd.	2,616,700	93,057,400
Sega Sammy Holdings Inc.	984,000	18,518,020
Seibu Holdings Inc.	1,446,700	32,302,801
Seiko Epson Corp.	1,789,900	32,532,608
Seiko Group Corp.	151,500	3,818,707
Seino Holdings Co. Ltd.	802,100	12,935,996
Seiren Co. Ltd.	238,400	4,011,496
Sekisui Chemical Co. Ltd.	2,497,400	35,245,551
Sekisui House Ltd.	3,824,400	92,365,204
Sekisui House REIT Inc.	26,643	12,668,558
Senko Group Holdings Co. Ltd.	772,300	7,260,634
Septeni Holdings Co. Ltd.(a)	342,000	1,000,140
Seria Co. Ltd.	260,200	5,436,055
Seven & i Holdings Co. Ltd.	13,869,300	199,716,992
Seven Bank Ltd.	4,107,700	8,669,611
SG Holdings Co. Ltd.	1,941,000	19,465,022
Sharp Corp./Japan(a)(b)	1,620,299	9,863,964
Shibaura Machine Co. Ltd.	124,300	3,025,766
Shibaura Mechatronics Corp.	80,800	5,567,227
SHIFT Inc.(a)(b)	77,200	7,758,350
Shiga Bank Ltd. (The)	219,700	4,717,139
Shikoku Electric Power Co. Inc.	889,000	7,956,173
Shikoku Kasei Holdings Corp.	97,200	1,306,173
Shimadzu Corp.	1,495,400	44,111,089
Shimamura Co. Ltd.	271,600	13,980,871
Shimano Inc.	492,600	72,367,676
Shimizu Corp.	3,218,100	21,319,647
Shin-Etsu Chemical Co. Ltd.	11,251,300	412,291,981
Shin-Etsu Polymer Co. Ltd.	123,700	1,279,021
Shinko Electric Industries Co. Ltd.(b)	474,300	16,961,628
Shinmaywa Industries Ltd.	570,100	5,055,592
Shionogi & Co. Ltd.	4,824,300	68,904,234
Ship Healthcare Holdings Inc.	580,900	8,833,334
Shiseido Co. Ltd.	2,498,700	53,934,227
Shizuoka Financial Group Inc., NVS	2,697,200	21,522,398
Shizuoka Gas Co. Ltd.	137,200	920,272
SHO-BOND Holdings Co. Ltd.	266,000	9,357,489
Shochiku Co. Ltd.(a)	48,800	3,528,999
Shoei Co. Ltd.	293,500	4,504,015
Shoei Foods Corp.(a)	53,800	1,555,209
Showa Sangyo Co. Ltd.	79,900	1,514,457
Siix Corp.	170,500	1,248,220
Simplex Holdings Inc.	158,200	2,565,557
SKY Perfect JSAT Holdings Inc.	1,460,800	8,343,156
Skylark Holdings Co. Ltd.	1,468,000	22,736,758
SMC Corp.	352,400	149,610,070
SMS Co. Ltd.	511,000	5,728,550
Socionext Inc.	1,128,100	21,001,978
SoftBank Corp.	176,671,800	222,412,577
SoftBank Group Corp.	6,430,400	383,370,704
Sohgo Security Services Co. Ltd.	2,457,800	17,088,384
Sojitz Corp.	1,410,500	28,825,998
Sompo Holdings Inc.	5,726,600	122,773,024
Sony Group Corp.	38,961,500	685,625,513
SOSiLA Logistics REIT Inc.	3,743	2,700,124
Sotetsu Holdings Inc.	546,700	8,577,287
Sparx Group Co. Ltd.	21,120	190,160
Square Enix Holdings Co. Ltd.	533,400	20,832,780

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
SRE Holdings Corp.(a)(b)	62,500	$1,557,098
Stanley Electric Co. Ltd.	798,800	13,662,056
Star Asia Investment Corp.	14,035	4,688,762
Star Micronics Co. Ltd.	222,600	2,851,322
Starts Corp. Inc.	139,500	3,213,470
Strike Co. Ltd.	51,300	1,247,438
Subaru Corp.	3,796,000	67,793,634
Sugi Holdings Co. Ltd.	641,400	10,950,754
SUMCO Corp.	2,215,000	21,178,545
Sumiseki Holdings Inc.(a)	127,000	780,811
Sumitomo Bakelite Co. Ltd.	394,300	10,296,985
Sumitomo Chemical Co. Ltd.	9,298,700	24,825,103
Sumitomo Corp.	6,491,800	136,953,664
Sumitomo Electric Industries Ltd.	4,448,300	68,426,218
Sumitomo Forestry Co. Ltd.	974,900	37,556,893
Sumitomo Heavy Industries Ltd.	681,600	15,188,056
Sumitomo Metal Mining Co. Ltd.	1,555,400	43,004,582
Sumitomo Mitsui Construction Co. Ltd.	1,265,740	3,217,171
Sumitomo Mitsui Financial Group Inc.	23,400,000	496,419,973
Sumitomo Mitsui Trust Group Inc.	4,035,100	88,491,038
Sumitomo Osaka Cement Co. Ltd.	162,200	3,996,818
Sumitomo Pharma Co. Ltd.(b)	1,094,100	3,753,179
Sumitomo Realty & Development Co. Ltd.	1,809,100	53,664,659
Sumitomo Riko Co. Ltd.	107,800	1,097,645
Sumitomo Rubber Industries Ltd.	1,021,600	10,470,013
Sumitomo Warehouse Co. Ltd. (The)	509,400	8,913,289
Sun Corp.	54,400	2,846,945
Sundrug Co. Ltd.	464,000	11,476,505
Suntory Beverage & Food Ltd.	863,700	29,136,412
Suruga Bank Ltd.	845,700	6,023,312
Suzuken Co. Ltd.	359,300	11,746,937
Suzuki Motor Corp.	9,790,300	97,152,365
Sysmex Corp.	3,126,200	58,001,707
Systena Corp.	2,121,000	5,037,529
T Hasegawa Co. Ltd.	126,600	2,747,231
T&D Holdings Inc.	3,027,600	48,327,297
Tadano Ltd.	697,100	4,437,596
Taihei Dengyo Kaisha Ltd.	54,000	1,815,828
Taiheiyo Cement Corp.	698,300	15,212,665
Taikisha Ltd.	121,800	3,874,491
Taisei Corp.	1,036,900	43,665,408
Taiyo Holdings Co. Ltd.	211,700	5,588,484
Taiyo Yuden Co. Ltd.	772,800	13,516,071
Takamatsu Construction Group Co. Ltd.	75,700	1,466,422
Takara Bio Inc.	261,300	1,741,286
Takara Holdings Inc.	958,100	7,531,023
Takara Leben Real Estate Investment Corp.	6,800	3,788,871
Takasago Thermal Engineering Co. Ltd.	256,200	8,216,141
Takashimaya Co. Ltd.	1,828,000	14,473,303
Takeda Pharmaceutical Co. Ltd.	9,903,880	276,330,062
Takeuchi Manufacturing Co. Ltd.	236,900	7,382,660
Takuma Co. Ltd.	544,100	5,677,135
Tama Home Co. Ltd.	99,600	2,511,388
Tamron Co. Ltd.	228,200	6,421,835
TBS Holdings Inc.	200,200	4,926,675
TDK Corp.	12,172,300	143,088,954
TechMatrix Corp.	187,900	2,727,336
TechnoPro Holdings Inc.	657,400	11,733,520
Teijin Ltd.	1,065,900	9,544,354
Terumo Corp.	8,365,200	159,317,734
T-Gaia Corp.(a)	114,300	1,986,920
THK Co. Ltd.	711,700	11,749,768
Security	Shares	Value
Japan (continued)
TIS Inc.	1,346,100	$33,566,969
TKC Corp.	102,100	2,647,674
TKP Corp.(a)(b)	81,700	654,955
Toa Corp./Tokyo	385,600	2,482,326
Toagosei Co. Ltd.	716,700	7,312,096
Tobu Railway Co. Ltd.	1,157,600	18,732,686
Tocalo Co. Ltd.	557,400	6,483,960
Toda Corp.	1,539,900	9,320,473
Toei Animation Co. Ltd.	368,100	8,360,331
Toei Co. Ltd.	183,000	5,861,084
Toenec Corp.	179,500	1,117,227
Toho Bank Ltd. (The)	954,300	1,637,123
Toho Co. Ltd./Tokyo	698,600	26,678,258
Toho Gas Co. Ltd.	482,700	12,071,718
Toho Holdings Co. Ltd.	471,000	14,019,669
Toho Titanium Co. Ltd.(a)	197,800	1,307,879
Tohoku Electric Power Co. Inc.	2,826,700	27,726,779
Tokai Carbon Co. Ltd.	1,359,100	7,671,367
Tokai Corp./Gifu	56,700	807,706
TOKAI Holdings Corp.	854,400	5,240,914
Tokai Rika Co. Ltd.	256,000	3,619,448
Tokai Tokyo Financial Holdings Inc.	2,078,300	6,363,724
Token Corp.	52,210	3,661,424
Tokio Marine Holdings Inc.	11,710,700	421,774,160
Tokuyama Corp.	456,900	7,999,382
Tokyo Century Corp.	812,100	8,262,102
Tokyo Electric Power Co. Holdings Inc.(b)	9,606,400	38,795,582
Tokyo Electron Device Ltd.	128,600	2,846,036
Tokyo Electron Ltd.	2,814,300	414,132,547
Tokyo Gas Co. Ltd.	2,312,600	57,058,514
Tokyo Kiraboshi Financial Group Inc.	172,900	4,650,896
Tokyo Ohka Kogyo Co. Ltd.	619,900	14,266,839
Tokyo Seimitsu Co. Ltd.	248,300	13,360,841
Tokyo Steel Manufacturing Co. Ltd.	501,600	4,986,834
Tokyo Tatemono Co. Ltd.	1,159,600	18,936,026
Tokyotokeiba Co. Ltd.	83,000	2,261,478
Tokyu Construction Co. Ltd.	655,900	2,964,433
Tokyu Corp.	3,101,700	38,239,011
Tokyu Fudosan Holdings Corp.	3,671,500	22,911,643
Tokyu REIT Inc.	6,773	6,875,413
TOMONY Holdings Inc.	965,300	2,499,441
Tomy Co. Ltd.	635,500	16,776,423
Topcon Corp.	684,000	6,943,807
Toppan Holdings Inc.	1,507,600	44,099,183
Topre Corp.	181,500	2,090,727
Toray Industries Inc.	8,571,600	46,612,946
Toridoll Holdings Corp.(a)	299,400	7,696,178
Torii Pharmaceutical Co. Ltd.	56,300	1,523,029
Tosei Corp.	75,300	1,171,138
Toshiba TEC Corp.	164,000	3,729,611
Tosoh Corp.	1,632,000	20,278,575
Totetsu Kogyo Co. Ltd.	120,100	2,587,200
TOTO Ltd.	893,200	24,920,097
Towa Corp.(a)	426,900	5,465,926
Towa Pharmaceutical Co. Ltd.	120,900	2,477,666
Toyo Construction Co. Ltd.	308,000	2,635,229
Toyo Gosei Co. Ltd.	29,200	1,361,286
Toyo Seikan Group Holdings Ltd.	797,300	11,902,122
Toyo Suisan Kaisha Ltd.	569,000	33,425,214
Toyo Tanso Co. Ltd.	106,900	3,672,076
Toyo Tire Corp.	749,900	10,639,475
Toyobo Co. Ltd.	606,200	3,864,607

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyoda Gosei Co. Ltd.	348,600	$5,922,819
Toyota Boshoku Corp.	552,400	7,374,114
Toyota Industries Corp.	911,900	63,214,780
Toyota Motor Corp.	64,274,725	1,107,478,756
Toyota Tsusho Corp.	3,956,800	67,260,510
Trancom Co. Ltd.	29,500	1,991,627
Transcosmos Inc.	115,500	2,521,223
TRE Holdings Corp.	221,100	2,593,135
Trend Micro Inc./Japan	825,100	43,171,195
Tri Chemical Laboratories Inc.	163,100	3,245,029
Trial Holdings Inc.(a)	66,300	1,236,594
Trusco Nakayama Corp.	242,900	3,588,022
TS Tech Co. Ltd.	571,600	6,463,657
Tsubakimoto Chain Co.	396,000	4,986,059
Tsuburaya Fields Holdings Inc.	218,500	2,922,004
Tsugami Corp.	213,300	1,975,855
Tsumura & Co.	480,300	15,698,254
Tsuruha Holdings Inc.	238,400	13,335,073
TV Asahi Holdings Corp.	100,400	1,306,771
UACJ Corp.	209,300	6,889,056
UBE Corp.	598,300	9,841,132
Ulvac Inc.	276,700	12,937,774
U-Next Holdings Co. Ltd.	122,600	3,910,889
Unicharm Corp.	2,524,400	81,399,142
United Super Markets Holdings Inc.(a)	521,800	2,857,380
United Urban Investment Corp.	19,077	17,108,069
Universal Entertainment Corp.	127,900	1,089,489
Ushio Inc.	616,400	8,485,372
USS Co. Ltd.	2,599,300	21,768,543
UT Group Co. Ltd.	175,100	2,971,018
Valor Holdings Co. Ltd.	194,300	2,677,176
Visional Inc.(b)	147,400	7,887,239
VT Holdings Co. Ltd.	625,000	1,919,519
Wacoal Holdings Corp.	257,900	8,029,297
Wacom Co. Ltd.	904,400	4,169,139
WealthNavi Inc.(a)(b)	243,000	1,765,542
Welcia Holdings Co. Ltd.	596,400	7,445,379
West Holdings Corp.	133,230	1,982,541
West Japan Railway Co.	2,688,600	47,786,425
WingArc1st Inc.	105,300	2,243,173
Workman Co. Ltd.(a)	126,900	3,239,141
Yakult Honsha Co. Ltd.	1,628,500	35,389,076
Yamada Holdings Co. Ltd.	4,184,900	12,016,913
Yamaguchi Financial Group Inc.	1,322,500	12,949,669
Yamaha Corp.	2,572,500	20,773,601
Yamaha Motor Co. Ltd.	5,506,100	48,128,915
Yamato Holdings Co. Ltd.	1,664,500	17,654,022
Yamato Kogyo Co. Ltd.	233,800	11,167,367
Yamazaki Baking Co. Ltd.	761,000	15,454,857
Yamazen Corp.	492,900	4,281,511
Yaoko Co. Ltd.	95,000	5,774,838
Yaskawa Electric Corp.	1,506,300	43,169,780
Yellow Hat Ltd.	178,500	2,909,339
Yodogawa Steel Works Ltd.	92,700	3,276,070
Yokogawa Bridge Holdings Corp.	140,300	2,560,262
Yokogawa Electric Corp.	1,421,000	31,506,111
Yokohama Rubber Co. Ltd. (The)	760,700	15,592,943
Yokorei Co. Ltd.	268,900	1,626,440
Yonex Co. Ltd.	360,800	4,514,733
Yoshinoya Holdings Co. Ltd.	530,700	10,807,873
Yuasa Trading Co. Ltd.	68,100	2,070,422
Zacros Corp.	13,900	392,045
Security	Shares	Value
Japan (continued)
Zenkoku Hosho Co. Ltd.	296,200	$10,702,799
Zensho Holdings Co. Ltd.	616,400	30,924,219
Zeon Corp.	908,300	8,456,768
ZERIA Pharmaceutical Co. Ltd.	18,600	283,986
Zojirushi Corp.	165,200	1,728,344
ZOZO Inc.	903,500	29,296,397
Zuken Inc.	44,300	1,049,717
		29,162,265,925
Netherlands — 4.1%
Aalberts NV	617,790	22,293,134
ABN AMRO Bank NV, CVA(c)	2,821,714	46,630,786
Adyen NV(b)(c)	135,807	207,466,782
Aegon Ltd.	9,592,098	60,543,584
AerCap Holdings NV	1,277,541	119,513,961
Akzo Nobel NV	1,067,487	68,120,030
Alfen NV(a)(b)(c)	135,490	1,816,935
Allfunds Group PLC	2,254,980	13,792,819
AMG Critical Materials NV(a)	220,391	3,759,796
Arcadis NV	476,733	33,010,802
ASM International NV	286,936	160,255,806
ASML Holding NV	2,492,214	1,677,586,583
ASR Nederland NV	972,486	46,094,859
Basic-Fit NV(a)(b)(c)	319,125	7,901,947
BE Semiconductor Industries NV	482,500	51,360,252
Brunel International NV(a)	245,254	2,372,823
Coca-Cola Europacific Partners PLC	1,343,479	102,104,404
Corbion NV	370,470	9,288,796
DSM-Firmenich AG	1,160,356	137,598,727
Eurocommercial Properties NV	302,144	7,674,143
EXOR NV, NVS	629,116	66,446,743
Flow Traders Ltd., NVS(a)	204,727	4,685,435
Fugro NV	724,291	16,654,071
Heineken Holding NV	816,630	56,582,735
Heineken NV	1,794,644	147,190,796
IMCD NV	355,962	56,594,774
ING Groep NV	20,558,060	348,878,169
InPost SA(b)	1,326,566	25,878,773
JDE Peet's NV	731,841	16,522,388
Just Eat Takeaway.com NV(b)(c)	1,217,371	13,912,002
Koninklijke Ahold Delhaize NV	5,842,968	192,640,894
Koninklijke BAM Groep NV	1,947,356	8,987,844
Koninklijke KPN NV	24,638,925	96,295,948
Koninklijke Philips NV(b)	4,990,553	131,295,500
Koninklijke Vopak NV	447,292	20,619,572
NN Group NV	1,670,511	82,009,145
OCI NV	665,805	8,106,235
Pharming Group NV(a)(b)	4,688,435	3,922,311
PostNL NV	2,137,258	2,564,257
Prosus NV	8,842,294	372,657,320
Randstad NV	699,860	32,268,750
SBM Offshore NV	919,831	16,837,263
Signify NV(c)	789,762	19,337,037
Sligro Food Group NV(a)	138,984	1,734,627
TKH Group NV	259,401	10,554,869
TomTom NV(a)(b)	579,620	3,166,004
Universal Music Group NV(a)	5,126,753	129,020,749
Van Lanschot Kempen NV	208,558	9,532,779
Vastned Retail NV	156,002	4,182,887
Wereldhave NV	246,640	3,801,268
Wolters Kluwer NV	1,546,530	259,946,293
		4,942,014,407

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
New Zealand — 0.3%
Air New Zealand Ltd.	5,131,139	$1,579,444
Auckland International Airport Ltd.	8,916,155	38,903,060
Contact Energy Ltd.	4,780,023	24,541,802
EBOS Group Ltd.	985,844	21,507,224
Fisher & Paykel Healthcare Corp. Ltd.	3,629,345	77,780,839
Fletcher Building Ltd.(b)	5,940,763	10,563,542
Goodman Property Trust	6,059,826	7,638,630
Infratil Ltd.	5,752,064	43,183,452
Kiwi Property Group Ltd.	7,512,093	4,196,167
Mercury NZ Ltd.	4,506,208	17,736,815
Meridian Energy Ltd.	7,833,276	27,818,861
Ryman Healthcare Ltd.(b)	4,438,501	13,184,874
Spark New Zealand Ltd.	11,355,133	19,701,001
		308,335,711
Norway — 0.8%
Aker ASA, Class A	153,448	8,023,378
Aker BP ASA	2,009,022	42,988,387
Aker Carbon Capture ASA(a)(b)	2,167,505	1,210,375
Aker Solutions ASA	1,604,986	7,604,959
Atea ASA	627,273	8,028,948
Austevoll Seafood ASA	654,454	5,675,798
Avance Gas Holding Ltd.(a)(c)	93,888	884,186
Bakkafrost P/F	297,977	17,969,669
Borr Drilling Ltd.(a)	1,309,413	5,472,867
Borregaard ASA	728,170	12,842,037
Cadeler AS(a)(b)	1,137,566	7,642,236
Cool Co. Ltd.(a)	142,201	1,416,813
Crayon Group Holding ASA(b)(c)	458,305	4,539,176
DNB Bank ASA	5,478,374	113,528,174
DNO ASA	2,668,210	2,614,896
DOF Group ASA(b)	896,501	7,158,088
Elkem ASA(a)(b)(c)	2,258,023	3,682,563
Entra ASA(b)(c)	713,367	7,561,553
Equinor ASA	5,312,087	126,226,850
Europris ASA(c)	1,011,015	6,238,434
Flex LNG Ltd.	193,794	4,739,058
Frontline PLC, NVS	904,272	17,484,834
Gjensidige Forsikring ASA	1,168,214	21,080,569
Golden Ocean Group Ltd.(b)	796,893	8,620,204
Grieg Seafood ASA(a)	396,729	2,403,773
Hoegh Autoliners ASA	736,643	7,752,604
Kitron ASA	776,200	2,206,727
Kongsberg Gruppen ASA	563,184	58,791,446
Leroy Seafood Group ASA	1,736,343	7,971,248
Mowi ASA	2,898,773	49,974,692
MPC Container Ships ASA	2,247,510	4,429,717
NEL ASA(a)(b)	10,290,066	3,980,864
Nordic Semiconductor ASA(b)	1,150,439	11,433,078
Norsk Hydro ASA	8,534,490	52,976,561
Norwegian Air Shuttle ASA(a)(b)	4,510,875	4,374,431
Nykode Therapeutics ASA(a)(b)	565,678	239,026
Odfjell Drilling Ltd.	544,455	2,508,108
Orkla ASA	4,447,383	41,087,355
Protector Forsikring ASA	624,677	16,258,822
Salmar ASA	439,889	22,313,964
Scatec ASA(b)(c)	726,925	5,296,499
Schibsted ASA, Class A	471,226	15,867,176
Schibsted ASA, Class B	548,058	17,188,021
SpareBank 1 Nord Norge	561,320	6,012,138
SpareBank 1 Oestlandet	90,425	1,294,698
SpareBank 1 SMN	1,201,773	17,737,847
SpareBank 1 Sor-Norge ASA	1,247,796	16,534,346
Security	Shares	Value
Norway (continued)
Stolt-Nielsen Ltd.	151,984	$4,324,557
Storebrand ASA	2,693,721	30,717,263
Subsea 7 SA	1,419,813	21,822,299
Telenor ASA	4,030,356	49,499,200
TGS ASA	1,261,528	11,446,002
TOMRA Systems ASA	1,454,528	20,911,478
Wallenius Wilhelmsen ASA	723,804	7,196,317
Yara International ASA	1,007,585	30,300,278
		988,084,587
Portugal — 0.2%
Altri SGPS SA(a)	722,079	3,906,785
Banco Comercial Portugues SA, Class R	51,280,779	25,868,449
Corticeira Amorim SGPS SA	47,650	434,346
CTT-Correios de Portugal SA	899,163	4,183,441
EDP Renovaveis SA	1,936,740	26,249,809
EDP SA	19,307,476	76,011,532
Galp Energia SGPS SA	2,913,306	49,793,877
Jeronimo Martins SGPS SA	1,691,449	32,878,538
Mota-Engil SGPS SA	578,366	1,612,579
Navigator Co. SA (The)	1,856,761	7,162,053
NOS SGPS SA	1,223,585	4,684,960
REN - Redes Energeticas Nacionais SGPS SA	3,311,845	8,267,643
Sonae SGPS SA	7,338,580	7,256,128
		248,310,140
Singapore — 1.6%
AEM Holdings Ltd.(a)(b)	1,769,768	1,725,449
AIMS APAC REIT	787,193	754,195
Bitdeer Technologies Group, Class A, NVS(a)(b)	197,084	1,535,284
BW LPG Ltd.(c)	609,262	7,857,763
CapitaLand Ascendas REIT	23,991,803	48,619,566
CapitaLand Ascott Trust	14,005,768	9,556,569
CapitaLand China Trust	7,535,080	4,297,752
Capitaland India Trust	5,143,746	4,236,861
CapitaLand Integrated Commercial Trust	36,033,775	54,745,333
CapitaLand Investment Ltd./Singapore(a)	16,078,300	33,966,818
CDL Hospitality Trusts	7,618,646	5,164,646
City Developments Ltd.(a)	3,126,200	12,252,206
ComfortDelGro Corp. Ltd.	12,329,000	13,674,453
Cromwell European Real Estate Investment Trust	1,052,540	1,845,367
DBS Group Holdings Ltd.	12,311,690	356,974,920
Digital Core REIT Management Pte. Ltd.(a)	5,542,000	3,442,447
ESR-LOGOS REIT(a)	50,394,427	10,685,679
Far East Hospitality Trust	624,000	291,792
First Resources Ltd.	3,169,900	3,490,798
Frasers Centrepoint Trust	7,040,388	11,879,297
Frasers Logistics & Commercial Trust	17,822,286	14,362,617
Genting Singapore Ltd.(a)	36,580,900	23,038,931
Golden Agri-Resources Ltd.(a)	42,974,400	9,437,771
Grab Holdings Ltd., Class A(b)	12,984,606	52,977,192
Hafnia Ltd.	1,740,944	10,247,170
Hutchison Port Holdings Trust, Class U	32,556,600	5,111,386
iFAST Corp. Ltd.(a)	935,100	5,290,492
Keppel DC REIT(a)	8,677,100	14,946,014
Keppel Infrastructure Trust	21,912,269	7,247,908
Keppel Ltd.(a)	9,146,200	44,033,942
Keppel REIT	19,106,040	12,965,731
Lendlease Global Commercial REIT(a)	8,014,809	3,469,578
Mapletree Industrial Trust	13,713,220	24,762,181
Mapletree Logistics Trust(a)	21,115,279	21,060,544
Mapletree Pan Asia Commercial Trust(a)	14,285,456	14,030,352
NetLink NBN Trust	23,854,300	16,167,814

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
Olam Group Ltd.(a)	5,201,400	$4,214,690
Oversea-Chinese Banking Corp. Ltd.	20,631,800	236,710,759
Paragon REIT	5,008,995	3,319,099
Parkway Life REIT(a)	2,927,300	8,348,988
Raffles Medical Group Ltd.(a)	7,143,100	4,760,264
Riverstone Holdings Ltd./Singapore(a)	2,973,400	2,035,726
Sasseur Real Estate Investment Trust(a)	298,200	155,116
SATS Ltd.	6,485,426	19,240,867
Sea Ltd., ADR(b)	2,313,425	217,577,621
Seatrium Ltd.(b)	13,697,887	19,525,116
Sembcorp Industries Ltd.	6,123,000	23,229,725
Sheng Siong Group Ltd.	4,866,700	5,859,942
SIA Engineering Co. Ltd.	336,100	614,411
Singapore Airlines Ltd.(a)	9,202,100	44,888,847
Singapore Exchange Ltd.	5,063,400	43,388,211
Singapore Post Ltd.(a)	10,558,800	4,334,689
Singapore Technologies Engineering Ltd.	9,914,400	33,991,511
Singapore Telecommunications Ltd.	50,140,000	118,291,822
Starhill Global REIT	11,578,400	4,461,818
StarHub Ltd.	4,460,300	4,022,731
Suntec REIT(a)	13,329,900	11,964,557
UMS Integration Ltd.(a)	3,310,800	2,538,425
United Overseas Bank Ltd.	7,770,100	188,883,658
UOL Group Ltd.	2,758,700	11,147,068
Venture Corp. Ltd.(a)	1,780,900	17,862,091
Wilmar International Ltd.	11,624,800	28,059,529
Yangzijiang Financial Holding Ltd.	15,228,900	4,613,071
Yangzijiang Shipbuilding Holdings Ltd.	16,668,200	32,382,898
Yanlord Land Group Ltd.(a)(b)	6,738,700	3,551,680
		1,966,121,748
Spain — 2.7%
Acciona SA	147,220	18,892,780
Acerinox SA	1,140,591	10,451,347
ACS Actividades de Construccion y Servicios SA	1,397,104	66,998,715
Aena SME SA(c)	458,138	101,532,578
Almirall SA	490,224	4,787,692
Amadeus IT Group SA	2,775,236	201,185,898
Atresmedia Corp. de Medios de Comunicacion SA	789,999	3,745,892
Audax Renovables SA(a)	783,496	1,493,167
Banco Bilbao Vizcaya Argentaria SA	36,008,248	358,450,312
Banco de Sabadell SA	33,638,290	65,607,562
Banco Santander SA	97,890,024	478,230,976
Bankinter SA	4,091,951	33,383,805
CaixaBank SA	23,133,483	140,969,861
Cellnex Telecom SA(c)	3,275,492	120,294,918
CIE Automotive SA	376,093	10,091,948
Construcciones y Auxiliar de Ferrocarriles SA	167,268	6,604,631
Distribuidora Internacional de Alimentacion SA(a)(b)	11,690,433	158,953
eDreams ODIGEO SA(b)	286,088	2,019,637
Enagas SA	1,479,638	20,989,116
Ence Energia y Celulosa SA	1,059,239	3,313,144
Endesa SA	1,962,420	42,351,103
Faes Farma SA	2,416,008	9,303,164
Ferrovial SE	3,226,535	129,489,958
Fluidra SA	583,425	15,769,253
Gestamp Automocion SA(c)	1,232,075	3,618,341
Global Dominion Access SA(a)(c)	431,078	1,223,842
Grenergy Renovables SA(b)	88,568	3,140,678
Grifols SA(a)(b)	1,793,784	20,135,670
Iberdrola SA	38,006,152	564,563,599
Security	Shares	Value
Spain (continued)
Indra Sistemas SA	870,302	$15,342,970
Industria de Diseno Textil SA	6,739,621	384,257,095
Inmobiliaria Colonial SOCIMI SA	1,746,133	10,583,285
Laboratorios Farmaceuticos Rovi SA	132,459	11,252,397
Lar Espana Real Estate SOCIMI SA	742,922	6,642,691
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,841,385	4,847,021
Logista Integral SA	367,345	11,254,558
Mapfre SA	5,525,087	15,794,069
Melia Hotels International SA	766,477	5,705,031
Merlin Properties SOCIMI SA	2,361,636	26,351,826
Neinor Homes SA(c)	322,556	5,290,973
Pharma Mar SA	93,071	7,168,987
Prosegur Cash SA(c)	207,254	121,287
Prosegur Cia. de Seguridad SA	1,228,600	2,520,468
Redeia Corp. SA	1,672,728	30,971,659
Repsol SA	7,561,569	94,658,497
Sacyr SA	3,402,360	11,329,938
Solaria Energia y Medio Ambiente SA(a)(b)	525,325	5,510,153
Tecnicas Reunidas SA(a)(b)	360,707	4,362,776
Telefonica SA	23,557,694	110,548,032
Unicaja Banco SA(c)	9,404,686	11,822,636
Vidrala SA	123,172	13,318,617
Viscofan SA	237,438	15,879,015
		3,244,332,521
Sweden — 3.5%
AAK AB	1,146,953	32,925,244
AcadeMedia AB(c)	214,940	1,325,402
AddLife AB, Class B	700,664	8,903,990
Addnode Group AB, Class B	598,193	6,001,559
AddTech AB, Class B	1,629,867	45,377,529
AFRY AB	636,941	9,583,678
Alfa Laval AB	1,824,874	80,786,648
Alleima AB, NVS	1,244,150	7,602,654
Ambea AB(c)	279,565	2,395,772
AQ Group AB	145,874	1,846,423
Arjo AB, Class B	1,493,214	4,925,059
Assa Abloy AB, Class B	6,347,632	198,825,159
Atlas Copco AB, Class A	16,927,668	279,364,226
Atlas Copco AB, Class B	9,576,549	139,240,153
Atrium Ljungberg AB, Class B	336,144	6,743,247
Attendo AB(c)	824,165	3,666,548
Avanza Bank Holding AB	778,121	16,208,204
Axfood AB	691,812	15,447,116
Beijer Ref AB, Class B	2,355,436	35,481,362
Betsson AB, Class B	757,247	10,072,415
Better Collective A/S(a)(b)	226,980	2,978,240
Bilia AB, Class A	526,053	6,202,150
Billerud Aktiebolag	1,382,124	12,272,023
BioArctic AB, Class B(a)(b)(c)	217,494	3,009,577
BioGaia AB, Class B	590,360	5,845,670
Biotage AB	433,607	6,507,432
Boliden AB	1,738,078	54,374,267
BoneSupport Holding AB(b)(c)	349,877	11,016,530
Boozt AB(b)(c)	338,890	3,789,101
Bravida Holding AB(c)	1,482,749	11,007,603
Bufab AB	147,059	5,269,779
Bure Equity AB	322,998	11,568,499
Camurus AB(b)	211,576	11,897,804
Castellum AB(b)	2,470,138	30,932,839
Catena AB	213,103	9,768,290
Cibus Nordic Real Estate AB publ	326,836	5,277,834

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Clas Ohlson AB, Class B	201,251	$3,333,246
Cloetta AB, Class B	1,543,864	3,877,573
Coor Service Management Holding AB(c)	469,904	1,652,314
Corem Property Group AB, Class B	3,456,075	2,334,032
Creades AB, Class A	255,170	1,711,707
Dios Fastigheter AB	406,468	3,031,730
Dometic Group AB(c)	1,924,679	10,451,804
Electrolux AB, Class B(b)	1,414,314	11,869,850
Electrolux Professional AB, Class B	1,768,872	12,194,409
Elekta AB, Class B	2,317,103	13,958,423
Embracer Group AB, Class B(b)	4,752,284	13,741,405
Engcon AB(a)	239,109	2,769,338
Epiroc AB, Class A	4,238,828	82,785,557
Epiroc AB, Class B	2,269,748	39,101,002
EQT AB	2,328,436	67,554,925
Essity AB, Class B	3,844,506	108,538,362
Evolution AB(c)	1,142,599	108,029,090
Fabege AB	1,540,885	12,288,299
Fastighets AB Balder, Class B(b)	4,170,830	32,447,102
Fortnox AB	3,018,163	18,426,675
Getinge AB, Class B	1,438,342	25,445,214
Granges AB	712,803	8,421,811
H & M Hennes & Mauritz AB, Class B	3,610,756	53,826,585
Hemnet Group AB	553,920	17,385,140
Hexagon AB, Class B	12,918,593	120,777,480
Hexatronic Group AB(a)(b)	1,028,763	4,213,722
Hexpol AB	1,683,467	16,008,164
HMS Networks AB	166,022	6,177,276
Holmen AB, Class B	561,919	22,205,925
Hufvudstaden AB, Class A	749,720	8,860,953
Husqvarna AB, Class B	2,458,823	15,879,701
Industrivarden AB, Class A	814,333	28,086,950
Industrivarden AB, Class C	984,273	33,831,393
Indutrade AB	1,703,161	46,344,293
Instalco AB(a)	1,365,196	4,160,536
Investment AB Latour, Class B	929,190	25,647,217
Investor AB, Class B	10,851,638	307,145,351
INVISIO AB	228,019	5,765,696
Inwido AB	485,028	8,804,165
JM AB	388,509	6,584,237
Kinnevik AB, Class B	1,526,832	10,866,008
L E Lundbergforetagen AB, Class B	469,907	23,265,021
Lifco AB, Class B	1,460,559	43,580,024
Lindab International AB	502,951	10,544,226
Loomis AB, Class B	463,551	14,522,651
Medicover AB, Class B	388,577	6,702,228
MEKO AB	303,588	4,086,003
Millicom International Cellular SA, SDR(b)	704,404	19,542,995
MIPS AB	165,644	8,124,520
Modern Times Group MTG AB, Class B(b)	551,683	3,935,212
Munters Group AB(c)	812,109	13,155,814
Mycronic AB	485,770	18,924,322
NCAB Group AB(a)	905,091	5,555,650
NCC AB, Class B	546,558	8,135,356
New Wave Group AB, Class B	553,005	5,877,945
Nibe Industrier AB, Class B(a)	9,574,689	46,423,280
Nolato AB, Class B	1,384,658	7,274,082
Nordnet AB publ	840,391	17,486,656
Norion Bank AB(b)	133,157	519,247
NP3 Fastigheter AB	160,097	3,726,488
Nyfosa AB	1,143,074	11,563,626
Pandox AB, Class B	563,959	9,802,874
Security	Shares	Value
Sweden (continued)
Paradox Interactive AB	209,666	$3,955,387
Peab AB, Class B	1,170,431	8,921,615
Platzer Fastigheter Holding AB, Class B	360,255	3,048,397
Ratos AB, Class B	1,392,739	4,451,293
Rvrc Holding AB	310,827	1,353,923
Saab AB, Class B	2,016,013	41,406,475
Sagax AB, Class B	1,372,513	33,075,994
Samhallsbyggnadsbolaget i Norden AB(a)	6,879,149	3,656,696
Sandvik AB	6,654,695	130,988,289
Scandic Hotels Group AB(b)(c)	892,527	5,767,209
Sdiptech AB, Class B(b)	167,725	3,787,383
Sectra AB, Class B	842,658	22,382,195
Securitas AB, Class B	3,050,295	35,883,312
Sinch AB(b)(c)	4,207,780	12,565,605
Skandinaviska Enskilda Banken AB, Class A	9,772,277	138,016,363
Skanska AB, Class B	2,132,415	43,411,817
SKF AB, Class B	2,150,213	40,785,084
SkiStar AB	156,294	2,406,921
SSAB AB, Class A	1,331,286	6,405,397
SSAB AB, Class B	4,014,184	18,935,630
Stillfront Group AB(b)	3,172,107	2,206,523
Storskogen Group AB, Class B	8,463,483	7,025,772
Surgical Science Sweden AB(a)(b)	207,750	2,449,038
Svenska Cellulosa AB SCA, Class B	3,849,367	50,962,756
Svenska Handelsbanken AB, Class A	9,045,158	93,984,979
Svolder AB, Class B	554,849	3,136,208
Sweco AB, Class B	1,299,386	21,965,061
Swedbank AB, Class A	5,261,450	106,757,566
SwedenCare AB	543,854	2,366,414
Swedish Orphan Biovitrum AB(b)	1,225,636	38,306,337
Synsam AB	440,127	1,989,020
Tele2 AB, Class B	3,416,556	35,802,402
Telefonaktiebolaget LM Ericsson, Class B	17,511,543	146,818,655
Telia Co. AB	14,791,949	43,019,852
Thule Group AB(c)	673,383	22,539,686
Trelleborg AB, Class B	1,401,709	46,628,026
Troax Group AB	141,176	2,868,889
Truecaller AB, Class B	1,431,698	6,407,112
Vimian Group AB(a)(b)	1,048,413	4,400,553
Vitec Software Group AB, Class B	185,539	8,107,988
Vitrolife AB	469,086	10,435,845
Volvo AB, Class A	1,188,304	31,179,873
Volvo AB, Class B	9,911,550	258,164,311
Volvo Car AB, Class B(a)(b)	4,601,677	9,942,922
Wallenstam AB, Class B	2,410,441	11,400,671
Wihlborgs Fastigheter AB	1,814,873	19,077,681
Xvivo Perfusion AB(b)	151,958	6,424,116
Yubico AB(a)(b)	263,665	6,396,761
		4,269,692,908
Switzerland — 9.1%
ABB Ltd., Registered	9,934,931	552,095,039
Accelleron Industries AG, NVS	601,568	32,254,500
Adecco Group AG, Registered	1,023,129	32,005,225
Alcon AG	3,115,215	286,141,111
Allreal Holding AG, Registered	86,989	15,477,891
ALSO Holding AG, Registered	36,501	9,708,096
Arbonia AG(b)	387,648	5,467,608
Aryzta AG(b)	6,281,061	11,107,844
Autoneum Holding AG(a)	23,779	3,183,200
Avolta AG, Registered	633,725	25,195,939
Bachem Holding AG	212,165	16,790,782
Baloise Holding AG, Registered	279,523	53,494,917

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Banque Cantonale Vaudoise, Registered	183,686	$18,303,773
Barry Callebaut AG, Registered	22,187	38,913,485
Basilea Pharmaceutica Ag Allschwil, Registered(b)	99,521	4,939,558
Belimo Holding AG, Registered	63,168	41,844,528
BKW AG	143,923	25,287,261
Bossard Holding AG, Class A, Registered	43,487	10,448,627
Bucher Industries AG, Registered	47,052	18,325,776
Burckhardt Compression Holding AG	23,305	17,133,389
Burkhalter Holding AG	42,255	4,340,245
Bystronic AG, Registered(a)	8,556	3,267,023
Cembra Money Bank AG	187,812	16,913,095
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	6,647	78,409,413
Chocoladefabriken Lindt & Spruengli AG, Registered	582	67,785,093
Cie Financiere Richemont SA, Class A, Registered	3,356,932	488,770,520
Clariant AG, Registered	1,308,651	18,187,086
Comet Holding AG, Registered	51,382	17,046,598
COSMO Pharmaceuticals NV	65,852	5,097,390
Daetwyler Holding AG, Bearer	51,972	8,750,772
DKSH Holding AG	216,125	15,441,969
DocMorris AG(a)(b)	74,785	2,939,918
dormakaba Holding AG	20,672	15,763,056
Dottikon Es Holding AG(b)	15,870	4,364,686
EFG International AG	698,952	9,551,524
Emmi AG, Registered	14,299	13,590,501
EMS-Chemie Holding AG, Registered	43,695	33,604,050
Flughafen Zurich AG, Registered	122,636	28,910,531
Forbo Holding AG, Registered	6,731	6,617,384
Galderma Group AG(b)	349,731	32,727,418
Galenica AG(c)	316,473	27,543,379
Geberit AG, Registered	211,414	132,448,375
Georg Fischer AG	497,520	36,099,939
Givaudan SA, Registered	57,583	273,372,314
Helvetia Holding AG, Registered	223,713	37,787,602
Holcim AG	3,244,686	318,630,352
Huber + Suhner AG, Registered	127,551	12,072,226
Implenia AG, Registered	112,437	3,974,201
Inficon Holding AG, Registered	10,271	12,306,224
Interroll Holding AG, Registered	3,722	9,788,039
Intershop Holding AG	50,064	7,042,055
Julius Baer Group Ltd.	1,268,443	77,338,955
Kardex Holding AG, Registered	34,676	10,578,246
Komax Holding AG, Registered(a)	30,047	3,819,987
Kuehne + Nagel International AG, Registered	305,626	76,296,126
Landis+Gyr Group AG	156,519	12,608,358
LEM Holding SA, Registered	2,235	2,981,553
Leonteq AG	31,474	920,292
Logitech International SA, Registered	990,213	81,080,370
Lonza Group AG, Registered	453,168	278,846,961
Medacta Group SA(c)	31,790	4,226,150
Medmix AG(c)	139,349	1,600,767
Mobilezone Holding AG, Registered	520,602	8,305,727
Mobimo Holding AG, Registered	52,073	16,130,540
Montana Aerospace AG(b)(c)	113,560	2,005,753
Nestle SA, Registered	16,367,401	1,546,598,357
Novartis AG, Registered	12,273,772	1,331,780,970
OC Oerlikon Corp. AG Pfaffikon, Registered	1,306,303	5,981,364
Orior AG	38,059	1,891,667
Partners Group Holding AG	141,191	194,254,613
Security	Shares	Value
Switzerland (continued)
PolyPeptide Group AG(a)(b)(c)	87,430	$2,916,858
PSP Swiss Property AG, Registered	285,399	40,529,471
Rieter Holding AG, Registered	25,601	2,710,343
Roche Holding AG, Bearer	190,957	64,899,113
Roche Holding AG, NVS	4,390,804	1,360,725,169
Sandoz Group AG	2,562,982	116,841,902
Schindler Holding AG, Participation Certificates, NVS	253,234	73,698,202
Schindler Holding AG, Registered	145,027	41,346,070
Schweiter Technologies AG, NVS	7,039	3,214,745
Sensirion Holding AG(a)(b)(c)	46,401	3,385,169
SFS Group AG	130,246	18,636,736
SGS SA	956,854	101,299,008
Siegfried Holding AG, Registered	26,530	34,654,643
SIG Group AG	1,918,094	41,392,771
Sika AG, Registered	952,004	265,149,422
SKAN Group AG	60,301	5,390,814
Softwareone Holding AG	681,976	6,159,936
Sonova Holding AG, Registered	319,306	116,846,042
Stadler Rail AG	355,951	10,170,068
Straumann Holding AG	702,054	92,558,336
Sulzer AG, Registered	137,922	21,262,576
Swatch Group AG (The), Bearer	183,956	37,748,325
Swatch Group AG (The), Registered	315,157	12,769,238
Swiss Life Holding AG, Registered	181,464	147,766,065
Swiss Prime Site AG, Registered	472,789	51,288,922
Swiss Re AG	1,871,682	238,990,056
Swisscom AG, Registered	158,113	96,335,255
Swissquote Group Holding SA, Registered	84,199	28,641,964
Tecan Group AG, Registered	81,327	20,549,075
Temenos AG, Registered	392,706	27,200,845
TX Group AG	5,547	951,960
u-blox Holding AG	54,348	4,159,263
UBS Group AG, Registered	20,486,317	626,635,123
Valiant Holding AG, Registered	114,223	13,312,242
VAT Group AG(c)	170,324	70,921,871
Vetropack Holding AG, Class A, Registered	49,931	1,653,670
Vontobel Holding AG, Registered	198,143	12,899,453
Ypsomed Holding AG, Registered	36,488	16,183,877
Zehnder Group AG, Registered	97,911	5,467,836
Zurich Insurance Group AG	901,301	531,411,349
		10,987,182,066
United Kingdom — 14.7%
3i Group PLC	6,066,189	248,760,587
4imprint Group PLC	166,810	10,987,881
abrdn PLC	11,752,390	20,022,073
Admiral Group PLC	1,619,473	53,589,242
Advanced Medical Solutions Group PLC	2,119,515	6,190,268
AG Barr PLC	679,812	5,461,119
Airtel Africa PLC(c)	5,647,405	7,421,262
AJ Bell PLC	1,788,046	10,248,380
Alpha Group International PLC	198,618	5,455,103
Alphawave IP Group PLC(b)	1,930,606	2,770,639
Anglo American PLC	7,933,630	245,945,845
Antofagasta PLC	2,454,664	54,828,774
AO World PLC(b)	2,289,515	3,206,107
Ashmore Group PLC	2,560,454	7,002,835
Ashtead Group PLC	2,728,324	204,099,581
Ashtead Technology Holdings PLC	463,793	3,301,171
ASOS PLC(a)(b)	434,819	2,003,862
Associated British Foods PLC	2,119,478	60,917,430
Assura PLC	17,047,759	8,887,378

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	2,344,575	$3,458,614
AstraZeneca PLC	9,674,175	1,376,573,052
Atalaya Mining PLC	630,132	2,998,214
Auction Technology Group PLC(a)(b)	551,969	3,206,374
Auto Trader Group PLC(c)	5,686,907	61,404,324
Aviva PLC	16,213,014	95,013,162
B&M European Value Retail SA	6,247,718	31,257,288
Babcock International Group PLC	1,532,948	9,329,840
BAE Systems PLC	18,840,548	303,658,984
Balanced Commercial Property Trust Ltd.	4,602,101	5,667,144
Balfour Beatty PLC	3,642,348	20,890,603
Bank of Georgia Group PLC	217,655	11,675,265
Barclays PLC	92,861,882	284,668,480
Barratt Redrow PLC	8,682,607	50,025,596
Beazley PLC	4,097,998	39,948,384
Bellway PLC	741,497	27,115,673
Berkeley Group Holdings PLC	659,258	37,620,471
Big Yellow Group PLC	1,126,218	17,542,608
Bodycote PLC	1,152,296	8,184,803
boohoo Group PLC(a)(b)	6,005,763	2,293,813
BP PLC	102,426,261	500,948,368
Breedon Group PLC	1,697,517	9,631,004
Bridgepoint Group PLC(c)	1,160,713	4,663,662
British American Tobacco PLC	12,437,002	434,910,826
British Land Co. PLC (The)	5,772,675	29,705,921
Britvic PLC	1,501,479	24,775,457
BT Group PLC	40,588,461	72,474,303
Bunzl PLC	2,110,907	92,931,769
Burberry Group PLC	2,293,423	23,312,377
Burford Capital Ltd.	1,202,637	16,282,782
Bytes Technology Group PLC	1,197,872	6,975,812
C&C Group PLC	2,454,517	4,665,179
Care Reit PLC, Class B	1,905,999	2,132,087
Carnival PLC(b)	860,550	17,185,339
Centamin PLC	7,611,155	15,584,965
Central Asia Metals PLC	359,336	815,489
Centrica PLC	33,582,350	50,836,302
Chemring Group PLC	1,585,341	7,312,595
Clarkson PLC	162,579	7,396,579
Close Brothers Group PLC(b)	871,956	2,563,505
CLS Holdings PLC	1,006,049	1,202,551
CMC Markets PLC(c)	532,207	2,103,371
Coats Group PLC	9,947,083	12,206,906
Coca-Cola HBC AG, Class DI	1,323,848	46,325,508
Compass Group PLC	10,569,772	343,268,326
Computacenter PLC	552,328	15,541,134
ConvaTec Group PLC(c)	10,192,624	28,115,657
Craneware PLC	151,456	3,866,842
Cranswick PLC	332,799	21,756,785
Crest Nicholson Holdings PLC	1,935,335	4,221,503
Croda International PLC	846,965	40,640,584
Currys PLC(b)	5,911,807	6,288,962
Custodian Property Income REIT PLC	2,399,051	2,417,114
CVS Group PLC(a)	488,938	5,999,353
DCC PLC	632,213	39,996,366
Deliveroo PLC(b)(c)	6,834,705	12,144,335
Derwent London PLC	590,748	16,682,116
Diageo PLC	13,857,044	427,930,014
Diploma PLC	849,103	46,678,348
Direct Line Insurance Group PLC	8,105,796	17,139,857
DiscoverIE Group PLC	557,246	4,758,985
Security	Shares	Value
United Kingdom (continued)
Diversified Energy Co. PLC	297,417	$3,590,745
Domino's Pizza Group PLC	2,536,614	9,851,767
Dowlais Group PLC	8,187,146	5,182,340
Dr. Martens PLC	3,856,516	2,720,115
Drax Group PLC	2,561,464	20,632,755
DS Smith PLC	8,648,575	60,805,139
Dunelm Group PLC	698,837	10,014,041
easyJet PLC	1,856,815	12,235,807
Elementis PLC	3,901,075	6,710,346
Empiric Student Property PLC	2,982,793	3,634,626
Endeavour Mining PLC	1,109,265	24,874,215
Energean PLC	973,665	12,630,260
Entain PLC	3,979,568	38,273,505
Essentra PLC	1,839,329	3,527,771
Evoke PLC(a)(b)	2,246,871	1,786,142
Experian PLC	5,736,247	279,962,144
FD Technologies PLC(a)(b)	110,352	2,484,444
Fevertree Drinks PLC	607,865	5,823,723
Firstgroup PLC	4,229,776	7,270,299
Forterra PLC(c)	821,111	2,037,097
Frasers Group PLC(b)	1,194,162	11,809,787
Future PLC	695,898	7,879,265
Games Workshop Group PLC	207,629	32,094,928
Gamma Communications PLC	532,628	10,906,345
GB Group PLC	1,487,545	6,525,431
Genuit Group PLC	1,479,034	8,944,494
Genus PLC	405,585	10,962,718
Glencore PLC	64,493,636	338,245,804
Grafton Group PLC	1,307,466	16,886,105
Grainger PLC	4,496,249	13,211,269
Great Portland Estates PLC	2,642,843	10,683,503
Greatland Gold PLC(b)	50,971,045	4,206,378
Greencore Group PLC(b)	3,171,918	8,507,267
Greggs PLC	652,976	23,150,799
GSK PLC	25,855,997	466,922,484
Haleon PLC	48,278,813	232,031,253
Halfords Group PLC	1,515,921	3,276,086
Halma PLC	2,368,095	75,650,434
Hammerson PLC, NVS	2,611,176	9,676,709
Harbour Energy PLC	3,820,744	13,594,521
Hargreaves Lansdown PLC	2,238,546	31,415,363
Hays PLC	9,081,526	9,055,190
Helios Towers PLC(b)	4,271,152	5,859,916
Hikma Pharmaceuticals PLC	1,033,217	24,745,324
Hill & Smith PLC	477,634	12,492,499
Hiscox Ltd.	2,106,032	29,383,057
Hochschild Mining PLC(b)	2,029,462	6,005,766
Hollywood Bowl Group PLC	885,616	3,728,494
Home REIT PLC(b)(d)	4,179,974	1,230,507
Howden Joinery Group PLC	3,453,586	37,575,380
HSBC Holdings PLC	116,392,443	1,068,252,202
Hunting PLC	1,095,864	4,233,799
Ibstock PLC(c)	2,694,484	6,966,181
IG Group Holdings PLC	2,388,878	27,640,835
IMI PLC	1,655,868	35,268,790
Impax Asset Management Group PLC	493,845	2,235,129
Imperial Brands PLC	5,185,062	156,475,000
Inchcape PLC	2,287,893	21,161,149
Indivior PLC, NVS(b)	795,526	7,056,292
Informa PLC	8,583,423	89,669,822
IntegraFin Holdings PLC	1,802,291	8,510,441
InterContinental Hotels Group PLC	1,024,123	112,958,267

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Intermediate Capital Group PLC	1,809,237	$48,061,315
International Distributions Services PLC	4,408,426	19,167,959
International Workplace Group PLC	4,601,773	9,510,755
Intertek Group PLC	1,005,363	60,353,490
Investec PLC	3,982,811	30,557,050
IP Group PLC(b)	5,779,984	3,417,203
ITM Power PLC(a)(b)	2,721,122	1,473,676
ITV PLC	22,068,061	21,015,628
J D Wetherspoon PLC	580,025	4,592,190
J Sainsbury PLC	10,231,162	35,223,791
JD Sports Fashion PLC	16,121,438	25,850,503
JET2 PLC	1,070,971	19,904,506
John Wood Group PLC(b)	4,179,757	6,817,832
Johnson Matthey PLC	1,113,002	21,417,214
Johnson Service Group PLC	2,503,802	4,823,423
JTC PLC(c)	893,732	11,846,912
Judges Scientific PLC(a)	33,314	4,106,666
Jupiter Fund Management PLC	2,858,025	2,966,652
Just Group PLC	6,295,770	10,878,234
Kainos Group PLC	531,514	5,119,648
Keller Group PLC	508,839	10,665,116
Kier Group PLC	2,600,438	4,811,275
Kingfisher PLC	11,443,838	43,278,341
Lancashire Holdings Ltd.	1,425,019	11,594,573
Land Securities Group PLC	4,390,247	34,097,673
Learning Technologies Group PLC(a)	3,510,886	4,074,403
Legal & General Group PLC	36,474,592	102,307,006
Liontrust Asset Management PLC	336,767	2,106,086
Lloyds Banking Group PLC	390,239,385	267,860,478
London Stock Exchange Group PLC	2,970,296	402,581,591
LondonMetric Property PLC	12,974,263	32,431,709
M&G PLC	13,391,429	33,548,852
Man Group PLC/Jersey	7,662,518	19,609,876
Marks & Spencer Group PLC	12,758,279	61,901,830
Marshalls PLC	1,481,993	6,497,254
Melrose Industries PLC	8,288,763	50,763,655
Mitchells & Butlers PLC(b)	1,460,520	4,722,488
Mitie Group PLC	7,294,497	10,942,733
Mobico Group PLC(b)	3,123,221	2,792,891
Molten Ventures PLC(a)(b)	969,026	4,248,338
Mondi PLC, NVS	2,745,288	44,455,015
MONY Group PLC	3,113,245	7,539,809
Moonpig Group PLC(b)	1,917,550	6,181,466
Morgan Advanced Materials PLC	2,121,643	6,581,026
Morgan Sindall Group PLC	225,206	10,880,369
National Grid PLC	29,994,393	376,614,072
NatWest Group PLC, NVS	41,348,903	195,921,515
NCC Group PLC	1,645,673	3,276,390
Next 15 Group PLC	473,175	2,455,797
Next PLC	760,046	96,156,893
Ninety One PLC	2,441,576	5,226,892
NMC Health PLC, NVS(d)	475,795	6
Ocado Group PLC(b)	3,561,778	16,042,891
OSB Group PLC	2,444,963	11,067,316
Oxford Instruments PLC	319,326	8,926,594
Oxford Nanopore Technologies PLC(a)(b)	3,389,933	5,879,199
Pagegroup PLC	1,999,953	9,216,777
Pan African Resources PLC	10,006,247	4,670,728
Paragon Banking Group PLC	1,706,480	15,094,894
Pearson PLC	3,861,190	56,698,981
Penno Group PLC	1,777,321	12,478,676
Persimmon PLC	2,031,981	38,508,629
Security	Shares	Value
United Kingdom (continued)
Pets at Home Group PLC	2,976,136	$11,366,914
Phoenix Group Holdings PLC	4,490,394	28,525,927
Picton Property Income Ltd.	1,240,694	1,109,642
Playtech PLC(b)	1,530,732	14,329,814
Plus500 Ltd.	590,184	17,822,929
Polar Capital Holdings PLC	504,107	3,107,101
Premier Foods PLC	3,480,173	8,454,472
Primary Health Properties PLC	8,013,447	9,878,967
PRS REIT PLC (The)	3,176,460	4,333,450
Prudential PLC	17,050,043	141,939,029
PZ Cussons PLC	1,917,628	2,002,876
QinetiQ Group PLC	3,531,988	20,849,306
Quilter PLC(c)	8,688,021	16,064,780
Rank Group PLC	1,161,640	1,318,132
Rathbones Group PLC	330,147	7,083,786
Reckitt Benckiser Group PLC	4,376,288	265,483,333
RELX PLC	11,644,693	534,022,008
Renewi PLC	398,310	3,120,359
Renishaw PLC	225,569	9,162,094
Rentokil Initial PLC	15,783,937	79,168,638
RHI Magnesita NV	167,048	6,917,000
Rightmove PLC	5,000,351	38,075,479
Rio Tinto PLC	6,891,049	445,354,794
Rolls-Royce Holdings PLC(b)	53,136,035	366,659,772
Rotork PLC	5,192,704	20,150,858
RS Group PLC	2,891,465	25,922,884
RWS Holdings PLC	1,803,666	3,414,184
Safestore Holdings PLC	1,491,476	15,554,956
Sage Group PLC (The)	6,224,292	77,789,781
Savills PLC	985,130	13,642,771
Schroders PLC	5,238,076	23,209,051
Segro PLC	7,995,225	81,010,659
Serco Group PLC	7,071,723	15,978,627
Serica Energy PLC	1,736,007	3,197,635
Severn Trent PLC	1,694,245	56,049,352
Shaftesbury Capital PLC	9,913,172	17,396,944
Shell PLC	39,302,205	1,312,195,804
SIG PLC(b)	3,925,884	1,164,314
Sirius Real Estate Ltd.	8,556,432	9,852,556
Smith & Nephew PLC	5,478,632	68,114,865
Smiths Group PLC	2,158,026	42,583,971
Softcat PLC	868,485	18,981,773
Spectris PLC	621,784	20,244,656
Spirax Group PLC	462,799	38,630,032
Spire Healthcare Group PLC(c)	1,202,012	3,347,860
Spirent Communications PLC(b)	3,816,972	8,268,620
SSE PLC	6,814,145	154,840,507
SSP Group PLC	4,863,658	10,102,418
St. James's Place PLC	3,412,926	35,803,654
Standard Chartered PLC	13,973,619	162,043,486
SThree PLC	736,342	3,356,400
Supermarket Income REIT PLC	7,089,701	6,485,436
Target Healthcare REIT PLC	3,583,004	4,190,437
Tate & Lyle PLC	2,485,006	24,032,196
Taylor Wimpey PLC	22,574,212	42,680,649
TBC Bank Group PLC	244,209	8,659,626
Team17 Group PLC(b)	653,861	1,897,024
Telecom Plus PLC	524,045	11,352,268
Tesco PLC	43,468,875	191,944,316
THG PLC(a)(b)	5,071,808	3,059,399
TI Fluid Systems PLC(c)	2,125,134	4,663,915
TP ICAP Group PLC	4,866,922	14,088,848

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Trainline PLC(b)(c)	2,794,922	$13,887,024
Travis Perkins PLC	1,293,924	13,481,086
Tritax Big Box REIT PLC	13,823,213	25,150,161
Trustpilot Group PLC(b)(c)	2,238,641	7,158,811
Tullow Oil PLC(a)(b)	7,080,315	2,167,395
Unilever PLC	15,553,186	948,776,374
UNITE Group PLC (The)	2,407,961	27,238,993
United Utilities Group PLC	4,268,805	56,337,334
Urban Logistics REIT PLC	2,707,543	4,112,685
Vesuvius PLC	1,351,298	6,212,687
Victrex PLC	514,433	5,651,623
Vistry Group PLC(b)	2,037,414	23,943,224
Vodafone Group PLC	140,779,586	130,913,158
Volex PLC	747,514	3,152,394
Volution Group PLC	1,185,423	8,845,359
Warehouse REIT PLC	1,478,312	1,645,477
Watches of Switzerland Group PLC(a)(b)(c)	1,473,189	7,744,673
Weir Group PLC (The)	1,624,579	43,750,014
WH Smith PLC	807,034	13,736,324
Whitbread PLC	1,190,072	46,302,014
Wickes Group PLC	1,346,663	2,778,329
Wise PLC, Class A(b)	4,150,131	37,853,953
Workspace Group PLC	818,731	5,838,095
WPP PLC	6,631,712	69,705,439
Yellow Cake PLC(b)(c)	1,401,677	9,785,197
YouGov PLC	615,809	3,668,256
Young & Co's Brewery PLC, Series A, Class A(a)	185,379	2,103,526
Zigup PLC	1,635,769	7,458,821
		17,812,419,941
Total Common Stocks — 99.0% (Cost: $102,886,883,191)		119,751,272,536
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	402,235	29,599,290
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	709,838	49,944,475
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	65,702	3,191,017
Einhell Germany AG, 0.00%	3,087	222,628
FUCHS SE, Preference Shares, NVS	449,278	20,968,682
Henkel AG & Co. KGaA, Preference Shares, NVS	1,110,183	96,133,979
Jungheinrich AG, Preference Shares, NVS	313,076	8,569,657
Porsche Automobil Holding SE, Preference Shares, NVS	982,252	40,805,949
Sartorius AG, Preference Shares, NVS	164,722	42,672,201
Sixt SE, Preference Shares, NVS	88,411	5,528,384
STO SE & Co. KGaA, Preference Shares, NVS	9,867	1,308,859
Volkswagen AG, Preference Shares, NVS	1,282,285	124,462,124
		423,407,245
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	170,739	3,451,396
Total Preferred Stocks — 0.3% (Cost: $574,363,419)		426,858,641
Security	Shares	Value
Rights
Italy — 0.0%
CIR SpA - Compagnie Industriali Riunite, (Expires 11/22/24)	3,842,840	$25
Reply SpA, (Expires 12/12/24, Strike Price EUR 130.96)	172,548	9
Sesa SpA, (Expires 12/12/24, Strike Price EUR 110.20)(a)	36,756	1
		35
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)(a)	2,002,345	15
Total Rights — 0.0% (Cost: $—)		50
Warrants
Italy — 0.0%
Webuild SpA (Issued/Exercisable 08/02/21, 1 Share for 1 Warrant, Expires 08/31/30, Strike Price EUR 0.001)(a)(b)	127,842	1
Spain — 0.0%
Abengoa SA (Issued 03/31/17, Exercisable 06/30/17, 1 Share for 1 Warrant, Expires 03/31/25, Strike Price EUR 0.001)(a)(b)(d)	1,476,448	16
Total Warrants — 0.0% (Cost: $—)		17
Total Long-Term Investments — 99.3% (Cost: $103,461,246,610)		120,178,131,244
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	706,025,001	706,519,218
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	8,150,000	8,150,000
Total Short-Term Securities — 0.6% (Cost: $714,109,828)		714,669,218
Total Investments — 99.9% (Cost: $104,175,356,438)		120,892,800,462
Other Assets Less Liabilities — 0.1%		109,653,832
Net Assets — 100.0%		$121,002,454,294

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$738,642,157	$—	$(32,365,016)(a)	$41,511	$200,566	$706,519,218	706,025,001	$2,870,024 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070,000	—	(16,920,000)(a)	—	—	8,150,000	8,150,000	229,323	—
				$41,511	$200,566	$714,669,218		$3,099,347	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,172	12/12/24	$204,234	$6,731,965
SPI 200 Index	795	12/19/24	106,167	(821,456)
Euro STOXX 50 Index	5,247	12/20/24	276,093	(7,601,395)
FTSE 100 Index	1,637	12/20/24	171,756	(3,859,307)
				$(5,550,193)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Core MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,285,848,416	$115,462,460,761	$2,963,359	$119,751,272,536
Preferred Stocks	3,413,645	423,444,996	—	426,858,641
Rights	—	50	—	50
Warrants	—	1	16	17
Short-Term Securities
Money Market Funds	714,669,218	—	—	714,669,218
	$5,003,931,279	$115,885,905,808	$2,963,375	$120,892,800,462
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$6,731,965	$—	$6,731,965
Liabilities
Equity Contracts	—	(12,282,158)	—	(12,282,158)
	$—	$(5,550,193)	$—	$(5,550,193)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
SGD	Singapore Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt